RMA MONEY MARKET FUNDS                                         SEMIANNUAL REPORT


                                                               February 15, 2001


Dear Shareholder,

We are pleased to present you with the semiannual report for PaineWebber RMA Money Market Portfolio; PaineWebber RMA U.S. Government Portfolio; PaineWebber RMA Tax-Free Fund, Inc.; PaineWebber RMA California Municipal Money Fund; PaineWebber RMA New York Municipal Money Fund; and PaineWebber RMA New Jersey Municipal Money Fund, for the six-month period ended December 31, 2000.


MARKET REVIEW

[GRAPHIC] At the end of the year 2000, the market gladly welcomed a New Year. During the six months ended December 31, 2000, the Federal Reserve (the "Fed") was on hold after raising the Federal Funds rate 100 basis points (a basis point is equal to 1/100 of one percent) to 6.0%. The objective was to cool a superheated economy and head off inflation fears. In addition to raised interest rates, other significant events impacted the markets: a close presidential election, tight labor markets, and the Fed's reduction of Treasury debt. During the semiannual period, gross domestic product (GDP) slid from 2.2% in the third quarter to an estimated 1.4% in the fourth quarter from its 5.6% peak in the second quarter of 2000. Volatility in the equity markets was a positive for fixed income assets. U.S. Treasurys rallied during the last quarter as the market's tone shifted from the notion of further Fed tightening to the perception that the next move would be toward easing. As the year 2000 drew to a close, relatively stable investments such as money market funds enjoyed their highest returns in years, combined with strong cash inflows from investors seeking relative safety.


PORTFOLIO REVIEWS

                                                        7-Day             7-Day          Weighted
                                                       Current          Effective          Avg.
PERFORMANCE AND CHARACTERISTICS, 12/31/00*              Yield             Yield          Maturity      Net Assets
--------------------------------------------------------------------------------------------------------------------
PaineWebber RMA Money Market Portfolio                   6.03%             6.21%          66 days   $21.023 billion
PaineWebber RMA U.S. Government Portfolio                5.64%             5.80%          53 days    $1.861 billion
PaineWebber RMA Tax-Free Fund, Inc.                      4.06%             4.14%          39 days    $3.150 billion
PaineWebber RMA California Municipal Money Fund          3.29%             3.34%          54 days    $771.4 million
PaineWebber RMA New York Municipal Money Fund            3.82%             3.90%          39 days    $524.8 million
PaineWebber RMA New Jersey Municipal Money Fund          3.60%             3.66%          41 days    $108.4 million
--------------------------------------------------------------------------------------------------------------------

* Yields will vary. Fund characteristics are as of December 31, 2000. The Funds are actively managed, and their composition will vary over time.

SEMIANNUAL REPORT



During the six months ended December 31, 2000, the volatile equity market resulted in a flight to quality and a subsequent greater-than-usual inflow of assets. During this time, the market priced in expected Fed Fund rate easing. In anticipation of lower interest rates, the RMA Money Market and RMA U.S. Government portfolios extended their maturities. For the RMA Tax-Free, RMA California Municipal, RMA New York Municipal, and RMA New Jersey Municipal funds, liquidity was of prime importance. Diminished supply of creditworthy issues kept the maturity short. We continue to focus acutely on high credit quality, especially with longer-maturity issues, while looking for competitive returns from top-rated debt instruments.


OUTLOOK

Given the increasing evidence of a slowed pace of economic expansion with no signs of accelerating inflation, the Fed decreased the Fed Funds rate by 100 basis points to 5.5% in January 2001. Despite this expansionary move, consumer confidence is declining due to a poor equity market. Softening consumer spending is causing the retail sector to weaken. Inventory build-ups, slower manufacturing and higher unemployment have increased investor concern about the possibility of a recession. The Fed is working to actively control other weakening sectors of the economy.

Whichever way the economy turns, our objective remains to help you meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW on a fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor.

Sincerely,


/s/ Brian M. Storms

BRIAN M. STORMS
President and
Chief Executive Officer
Mitchell Hutchins
Asset Management Inc.


/s/ Elbridge T. Gerry, III

ELBRIDGE T. GERRY, III
Chief Investment Officer -
Fixed Income
Mitchell Hutchins
Asset Management Inc.


/s/ Susan P. Ryan

SUSAN P. RYAN
Portfolio Manager
PaineWebber RMA Money
Market Portfolio
PaineWebber RMA
U.S. Government Portfolio


/s/ Debbie Baggett

DEBBIE BAGGETT
Portfolio Manager
PaineWebber RMA Tax-Free Fund, Inc.
PaineWebber RMA California Municipal Money Fund
PaineWebber RMA New York Municipal Money Fund
PaineWebber RMA New Jersey Municipal Money Fund

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended December 31, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER RMA MONEY MARKET PORTFOLIO



STATEMENT OF NET ASSETS                             DECEMBER 31, 2000(UNAUDITED)

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--9.73%
$    150,000   U.S. Treasury Bills .....................................        08/30/01         5.660 to 5.705%@   $   144,301,354
      75,000   Federal Home Loan Bank ..................................        01/03/01              6.364*             75,011,125
      50,000   Federal Home Loan Bank ..................................        11/07/01              6.700              50,000,000
      50,000   Federal National Mortgage Association ...................        01/03/01              6.394*             50,000,000
     109,500   Federal National Mortgage Association ...................        11/16/01              6.600             109,500,000
   1,617,500   Student Loan Marketing Association ......................        01/03/01         6.294 to 6.434*      1,617,286,839
                                                                                                                    ---------------
Total U.S. Government and Agency Obligations (cost--$2,046,099,318) ....                                              2,046,099,318
                                                                                                                    ---------------

BANK NOTES--1.93%

DOMESTIC--1.69%
     100,000   Bank of America N.A .....................................        02/05/01              6.800             100,000,000
      85,000   Comerica Bank N.A .......................................  01/03/01 to 01/08/01    6.493 to 6.719*        84,992,048
     170,000   LaSalle Bank N.A ........................................  03/19/01 to 10/18/01    6.630 to 6.900        169,991,543
                                                                                                                    ---------------
                                                                                                                        354,983,591
                                                                                                                    ---------------
YANKEE--0.24%
      50,000   Australia & New Zealand Bank ............................        03/06/01              6.644*             49,993,824
                                                                                                                    ---------------
Total Bank Notes (cost--$404,977,415) ..................................                                                404,977,415
                                                                                                                    ---------------

CERTIFICATES OF DEPOSIT--14.24%

YANKEE--14.24%
     100,000   ABN AMRO Bank N.V .......................................        03/07/01              6.750              99,996,638
      72,000   Bank of Nova Scotia .....................................  02/20/01 to 04/30/01   6.750 to 6.850          71,997,701
      50,000   Bank of Scotland ........................................        01/25/01              6.618*             49,998,087
     250,000   Barclays Bank PLC .......................................        01/02/01              6.570*            249,942,686
     150,000   Canadian Imperial Bank of Commerce ......................  03/12/01 to 08/15/01   6.750 to 6.845         149,995,255
     621,500   Commerzbank AG ..........................................  04/27/01 to 08/31/01   6.810 to 7.450         621,509,955
      50,000   Commerzbank AG ..........................................        01/04/01              6.759*             49,991,179
     230,000   Deutsche Bank AG ........................................  09/11/01 to 09/20/01   6.710 to 6.790         229,979,098
     119,000   Dexia Bank ..............................................  01/30/01 to 09/21/01   6.650 to 6.690         118,981,521
      50,000   Dresdner Bank AG ........................................        06/18/01              7.120              50,006,884
     150,000   National Westminster Bank PLC ...........................  08/20/01 to 09/10/01   6.775 to 6.890         149,984,185
      10,000   Rabobank Nederland ......................................        02/22/01              6.760               9,999,325
     150,000   Royal Bank of Canada ....................................  03/19/01 to 04/06/01   6.750 to 6.850         149,993,911
      62,000   Societe Generale ........................................        01/19/01              6.640*             61,999,203
     559,500   Svenska Handelsbanken ...................................  03/07/01 to 09/05/01   6.750 to 7.320         559,499,160
     110,500   UBS AG ..................................................  06/22/01 to 07/19/01   7.030 to 7.080         110,487,848
     259,000   Westpac Banking Corp. ...................................  01/11/01 to 05/14/01   6.480 to 6.815         259,001,236
                                                                                                                    ---------------
Total Certificates of Deposit (cost--$2,993,363,872)....................                                              2,993,363,872
                                                                                                                    ---------------

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------
COMMERCIAL PAPER@--61.42%

ASSET BACKED-AUTO & TRUCK--1.60%
$    340,000   New Center Asset Trust ..................................  01/02/01 to 03/19/01   6.380 to 6.720%    $   337,114,086
                                                                                                                    ---------------
ASSET BACKED-BANKING--3.50%
     668,675   Atlantis One Funding Corp. ..............................  01/09/01 to 04/27/01   6.430 to 6.570         663,882,013
      72,000   Centric Capital Corp. ...................................  01/12/01 to 01/16/01   6.600 to 6.640          71,817,300
                                                                                                                    ---------------
                                                                                                                        735,699,313
                                                                                                                    ---------------
ASSET BACKED-FINANCE--0.31%
      65,000   CC (USA), Inc. ..........................................  01/17/01 to 01/23/01       6.530               64,772,176
                                                                                                                    ---------------
ASSET BACKED-MISCELLANEOUS--14.33%
     175,000   Asset Securitization Cooperative Corp. ..................  02/05/01 to 02/07/01   6.500 to 6.550         173,858,264
     219,296   Delaware Funding Corp. ..................................  01/22/01 to 02/22/01   6.540 to 6.600         217,892,044
      64,576   Enterprise Funding Corp. ................................  01/02/01 to 03/05/01   6.500 to 6.650          64,244,077
     479,549   Falcon Asset Securitization Corp. .......................  01/10/01 to 02/28/01   6.370 to 6.600         476,578,340
     389,500   Galaxy Funding, Inc. ....................................  01/30/01 to 02/22/01   6.410 to 6.620         386,258,281
     325,156   Giro Funding US Corp. ...................................  01/12/01 to 03/13/01   6.370 to 6.580         322,460,978
      73,130   Parthenon Receivables Funding LLC .......................  01/11/01 to 02/06/01   6.500 to 6.650          72,843,257
     367,765   Preferred Receivables Funding Corp. .....................  01/16/01 to 02/20/01   6.390 to 6.600         365,541,522
     240,742   Quincy Capital Corp. ....................................  01/09/01 to 03/09/01   6.350 to 6.620         239,400,722
     276,774   Receivables Capital Corp. ...............................  02/02/01 to 03/16/01   6.350 to 6.520         273,754,442
      50,000   Triple A One Funding Corp. ..............................        01/02/01             7.010               49,990,264
     369,000   Variable Funding Capital Corp. ..........................  01/03/01 to 01/11/01   6.570 to 7.200         368,781,150
                                                                                                                    ---------------
                                                                                                                      3,011,603,341
                                                                                                                    ---------------
AUTO & TRUCK--3.31%
     100,000   Ford Motor Credit Corp. .................................        01/17/01             6.530               99,709,778
     600,000   General Motors Acceptance Corp. .........................  01/17/01 to 02/13/01   6.510 to 6.550         596,694,583
                                                                                                                    ---------------
                                                                                                                        696,404,361
                                                                                                                    ---------------
BANKING-DOMESTIC--10.88%
      35,000   Abbey National North America ............................        02/02/01             6.510               34,797,467
     152,500   BBL North America Funding Corp. .........................  01/26/01 to 02/09/01   6.390 to 6.570         151,618,069
      50,000   BHF Finance, Inc. (Delaware) ............................        02/02/01             6.530               49,709,778
     190,000   CBA (Delaware) Finance, Inc. ............................  01/08/01 to 03/02/01   6.500 to 6.560         188,801,867
     290,000   Credit Agricole Indosuez N.A ............................  01/22/01 to 03/09/01   6.380 to 6.530         288,293,864
     510,000   Cregem North America, Inc. ..............................  01/09/01 to 01/25/01   6.500 to 6.560         508,754,114
      50,000   Den Denske Corp. ........................................        06/21/01             6.045               48,564,312
     250,400   Dexia CLF Finance Co. ...................................  01/17/01 to 03/14/01   6.330 to 6.550         248,669,983
     163,000   Fortis Funding LLC ......................................  01/26/01 to 03/27/01   6.230 to 6.530         161,457,340
     200,000   J.P. Morgan & Co., Inc. .................................  03/12/01 to 03/19/01   6.320 to 6.360         197,411,555
      50,000   Nordbanken North America, Inc. ..........................        02/02/01             6.500               49,711,111
      73,685   Societe Generale N.A ....................................        03/15/01             6.320               72,740,686
      60,000   Unifunding Inc. .........................................        01/26/01             6.530               59,727,917
     233,500   Westpac Capital Corp. ...................................  02/27/01 to 08/13/01   6.280 to 6.460         226,552,472
                                                                                                                    ---------------
                                                                                                                      2,286,810,535
                                                                                                                    ---------------

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------
COMMERCIAL PAPER@--(CONTINUED)

BANKING-FOREIGN--3.93%
$    279,000   Alliance & Leicester PLC ................................  02/05/01 to 05/03/01   6.400 to 6.510%    $   274,610,443
     130,000   Banque et Caisse d'Epargne de L'Etat ....................  01/22/01 to 01/29/01   6.510 to 6.540         129,441,770
     100,000   Den Norske Bank .........................................        03/05/01             6.505               98,861,625
     329,000   Westpac Trust Securities NZ, Ltd ........................  01/08/01 to 09/14/01   5.880 to 6.560         323,610,226
                                                                                                                    ---------------
                                                                                                                        826,524,064
                                                                                                                    ---------------
BROKER-DEALER--2.25%
     175,000   Morgan Stanley, Dean Witter & Co. .......................  01/29/01 to 01/30/01       6.580              174,090,681
     150,000   Morgan Stanley, Dean Witter & Co. .......................        01/02/01             6.850*             150,000,000
     150,000   Salomon Smith Barney Holdings, Inc. .....................  02/16/01 to 03/01/01   6.450 to 6.510         148,521,000
                                                                                                                    ---------------
                                                                                                                        472,611,681
                                                                                                                    ---------------
BUSINESS SERVICES--0.71%
     150,000   First Data Corp. ........................................  02/05/01 to 02/06/01   6.410 to 6.450         149,045,458
                                                                                                                    ---------------
CHEMICALS--0.48%
     101,000   Henkel Corp. ............................................        01/31/01          6.500 to 6.570        100,450,233
                                                                                                                    ---------------
CONSUMER PRODUCTS--0.28%
      60,000   Fortune Brands, Inc. ....................................  02/21/01 to 02/22/01       6.490               59,444,744
                                                                                                                    ---------------
DRUGS, HEALTH CARE--0.53%
      80,000   Bayer Corp. .............................................  02/09/01 to 02/20/01   6.500 to 6.520          79,376,000
      33,100   Glaxo Wellcome PLC ......................................        02/15/01             6.500               32,831,062
                                                                                                                    ---------------
                                                                                                                        112,207,062
                                                                                                                    ---------------
ELECTRONICS--1.73%
     100,000   Motorola Credit Corp. ...................................        03/21/01             6.320               98,613,111
     269,000   Motorola, Inc. ..........................................  03/09/01 to 03/30/01   6.190 to 6.370         265,402,009
                                                                                                                    ---------------
                                                                                                                        364,015,120
                                                                                                                    ---------------
ENERGY--0.59%
     125,000   Exxon Mobil Australia Ltd. ..............................        02/09/01             6.450              124,126,563
                                                                                                                    ---------------
FINANCE-AIRCRAFT--0.14%
      30,000   International Lease Finance Corp. .......................        02/05/01             6.500               29,810,417
                                                                                                                    ---------------
FINANCE-CONDUIT--1.21%
     150,000   ANZ (Delaware) Inc. .....................................        03/01/01             6.495              148,403,312
      66,116   MetLife Funding, Inc. ...................................        02/16/01             6.500               65,566,870
      40,000   Svenska Handelsbanken Inc. ..............................        03/01/01             6.450               39,577,167
                                                                                                                    ---------------
                                                                                                                        253,547,349
                                                                                                                    ---------------
FINANCE-CONSUMER--1.23%
      60,000   American General Finance Corp. ..........................        02/09/01             6.520               59,576,200
     201,000   Transamerica Finance Corp. ..............................  02/09/01 to 02/28/01   6.340 to 6.550         199,336,929
                                                                                                                    ---------------
                                                                                                                        258,913,129
                                                                                                                    ---------------
FINANCE-DIVERSIFIED--2.46%
     500,000   Associates Corp. of North America .......................  01/30/01 to 02/15/01   6.520 to 6.550         496,773,222
      20,800   General Electric Capital Corp. ..........................        01/30/01             6.500               20,691,089
                                                                                                                    ---------------
                                                                                                                        517,464,311
                                                                                                                    ---------------

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------
COMMERCIAL PAPER@--(CONCLUDED)

FINANCE-INDEPENDENT--0.84%
$    180,000   National Rural Utilities
               Cooperative Finance Corp. ...............................  01/23/01 to 05/14/01   6.400 to 6.520%    $   177,410,985
                                                                                                                    ---------------
FINANCE-SUBSIDIARY--2.64%
     459,000   Deutsche Bank Financial, Inc. ...........................  01/19/01 to 03/12/01   6.390 to 6.530         454,767,379
     100,000   Dresdner U.S. Finance ...................................        02/07/01             6.540               99,327,833
                                                                                                                    ---------------
                                                                                                                        554,095,212
                                                                                                                    ---------------
FOOD, BEVERAGE & TOBACCO--1.91%
      19,600   Campbell Soup Co. .......................................        02/01/01             6.510               19,490,126
      41,000   H.J. Heinz Co. ..........................................        03/05/01             6.340               40,545,105
     343,000   Philip Morris Cos., Inc. ................................  01/04/01 to 01/09/01   6.630 to 6.680         342,593,216
                                                                                                                    ---------------
                                                                                                                        402,628,447
                                                                                                                    ---------------
MANUFACTURING-DIVERSIFIED--0.24%
      50,000   United Technologies Corp. ...............................        01/30/01             6.550               49,736,181
                                                                                                                    ---------------
METALS & MINING--1.51%
      72,000   Alcoa, Inc. .............................................  02/20/01 to 02/22/01       6.370               71,348,844
     248,006   Rio Tinto Ltd. ..........................................  01/12/01 to 03/21/01   6.280 to 6.570         245,477,778
                                                                                                                    ---------------
                                                                                                                        316,826,622
                                                                                                                    ---------------
PRINTING & PUBLISHING--0.19%
      40,100   Tribune Co. .............................................        01/16/01             6.520               39,991,062
                                                                                                                    ---------------
TELECOMMUNICATIONS--4.55%
      50,000   AT & T Capital Corp. ....................................        01/19/01             6.540               49,836,500
     208,000   BellSouth Capital Funding Corp. .........................  02/23/01 to 03/12/01   6.350 to 6.460         205,545,244
     233,000   SBC Communications, Inc. ................................  01/26/01 to 02/21/01   6.400 to 6.500         231,297,528
     472,965   Verizon Global Funding ..................................  02/05/01 to 03/05/01   6.240 to 6.520         469,081,424
                                                                                                                    ---------------
                                                                                                                        955,760,696
                                                                                                                    ---------------
TRANSPORTATION SERVICES--0.07%
      15,000   United Parcel Service ...................................        11/20/01             6.040               14,187,117
                                                                                                                    ---------------
Total Commercial Paper (cost--$12,911,200,265) .........................                                             12,911,200,265
                                                                                                                    ---------------

SHORT-TERM CORPORATE OBLIGATIONS--8.81%

ASSET BACKED-FINANCE--2.61%
     350,000   Beta Finance, Inc. ......................................  02/05/01 to 11/15/01   6.620 to 7.080         350,008,275
     173,000   Beta Finance, Inc. ......................................  01/02/01 to 01/03/01   6.464 to 6.730*        173,000,000
      25,000   CC USA, Inc. ............................................        11/08/01             6.620               25,000,000
                                                                                                                    ---------------
                                                                                                                        548,008,275
                                                                                                                    ---------------

PAINEWEBBER RMA MONEY MARKET PORTFOLIO


 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------
SHORT-TERM CORPORATE OBLIGATIONS--(CONCLUDED)

AUTO & TRUCK--0.47%
$    100,000   General Motors Acceptance Corp. .........................  01/29/01 to 03/08/01   6.728 to 6.770%*   $   100,050,476
                                                                                                                    ---------------
BANKING-DOMESTIC--1.16%
     100,000   J.P. Morgan & Co., Inc. .................................  01/08/01 to 01/16/01   6.688 to 6.908*        100,009,237
     145,000   Wells Fargo & Co. .......................................        01/16/01             6.681*             145,000,000
                                                                                                                    ---------------
                                                                                                                        245,009,237
                                                                                                                    ---------------
BANKING-YANKEE--0.19%
      40,000   Bank of Scotland Treasury Services PLC ..................        01/08/01             6.756*              40,000,000
                                                                                                                    ---------------
BROKER-DEALER--4.14%
       9,000   Bear Stearns Cos., Inc. .................................        02/01/01             7.009*               9,010,851
      90,000   Credit Suisse First Boston ..............................        01/02/01             6.870               90,000,000
      45,000   Goldman Sachs Group, Inc. ...............................        03/12/01             6.680               45,022,757
     300,000   Merrill Lynch & Co., Inc. ...............................  01/08/01 to 02/12/01   6.598 to 6.740*        299,996,589
     134,300   Merrill Lynch & Co., Inc. ...............................  04/09/01 to 10/02/01   6.705 to 6.870         134,294,983
     291,200   Morgan Stanley, Dean Witter & Co. .......................  01/03/01 to 03/13/01   6.620 to 6.880         291,366,016
                                                                                                                    ---------------
                                                                                                                        869,691,196
                                                                                                                    ---------------
FINANCE-INDEPENDENT--0.24%
      50,000   National Rural Utilities
                 Cooperative Finance Corp ..............................        01/22/01             6.730*              50,000,000
                                                                                                                    ---------------
Total Short-Term Corporate Obligations (cost--$1,852,759,184) ..........                                              1,852,759,184
                                                                                                                    ---------------
REPURCHASE AGREEMENT--0.00%
         585   Repurchase Agreement dated 12/29/00 with
                 State Street Bank & Trust Co.,
                 collateralized by $486,966 U.S. Treasury
                 Bonds, 7.250% due 08/15/22
                 (value--$596,700); proceeds: $585,380
                 (cost--$585,000) ......................................        01/02/01             5.850                  585,000
                                                                                                                    ---------------

 NUMBER OF
  SHARES
   (000)
-----------

MONEY MARKET FUNDS--3.39%
     688,027   AIM Liquid Assets Portfolio .......................                                                      688,026,696
      24,768   AIM Prime Portfolio ...............................                                                       24,767,581
                                                                                                                    ---------------
Total Money Market Funds (cost--$712,794,277) ....................                                                      712,794,277
                                                                                                                    ---------------
Total Investments (cost--$20,921,779,331
    which approximates cost for federal
    income tax purposes)--99.52% .......................................                                             20,921,779,331
Other assets in excess of liabilities--0.48% ...........................                                                100,972,254
                                                                                                                    ---------------
Net Assets (applicable to 21,025,780,378
    shares of common stock outstanding at
    $1.00 per share)--100.00% ..........................................                                            $21,022,751,585
                                                                                                                    ===============

-----------------
* Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of December 31, 2000 and reset periodically.

@ Interest rates shown are discount rates at date of purchase.


                       Weighted average maturity--66 days
                 See accompanying notes to financial statements

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO



STATEMENT OF NET ASSETS                            DECEMBER 31, 2000 (UNAUDITED)

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                             --------------------   ----------------     --------------
U.S. GOVERNMENT OBLIGATIONS--56.38%
$    450,000   U.S. Treasury Bills ....................................  01/18/01 to 05/03/01   5.830 to 6.030%@     $  445,325,382
     605,000   U.S. Treasury Notes ....................................  02/15/01 to 07/31/01   5.000 to 6.625          604,235,194
                                                                                                                     --------------
Total U.S. Government Obligations (cost--$1,049,560,576)                                                              1,049,560,576
                                                                                                                     --------------
REPURCHASE AGREEMENTS--40.37%

      58,241   Repurchase Agreement dated 12/29/00 with Bear
                 Stearns & Co., collateralized by $50,000,000
                 U.S. Treasury Notes, 7.250% due 05/15/16
                 (value-$60,535,000); proceeds: $58,279,180............        01/02/01              5.900               58,241,000

      80,000   Repurchase Agreement dated 12/29/00 with
                 Deutsche Bank Securities, Inc., collateralized
                 by $62,541,000 U.S. Treasury Bonds, 8.000%
                 due 11/15/21 (value-$81,601,168); proceeds:
                 $80,052,000...........................................        01/02/01              5.850               80,000,000

     101,089   Repurchase Agreement dated 12/29/00 with Dresdner
                 Bank AG London, collateralized by $76,057,000
                 U.S. Treasury Notes and $18,680,000 U.S. Treasury
                 Bonds, 5.625% to 7.250% due 08/15/05 to 05/15/16
                 (value-$103,534,503); proceeds: $101,143,638..........        01/02/01          5.850 to 5.900         101,088,508

      25,000   Repurchase Agreement dated 12/29/00 with Goldman
                 Sachs, collateralized by $24,036,050 U.S. Treasury
                 Notes, 6.125% due 08/31/02 (value-$25,500,596);
                 proceeds: $25,016,611.................................        01/02/01              5.980               25,000,000

      80,000   Repurchase Agreement dated 12/29/00 with Merrill
                 Lynch & Co., collateralized by $78,850,000 U.S.
                 Treasury Notes, 6.250% due 08/15/02
                 (value-$82,042,500); proceeds: $80,052,444............        01/02/01              5.900               80,000,000

      80,000   Repurchase Agreement dated 12/29/00 with Morgan
                 Guaranty Trust Co., collateralized by $80,000,000
                 U.S. Treasury Notes, 5.250% due 08/15/03
                 (value-$81,599,918); proceeds: $80,052,444............        01/02/01              5.900               80,000,000

      80,000   Repurchase Agreement dated 12/29/00 with Morgan
                 Stanley & Co., Inc., collateralized by $79,545,000
                 U.S. Treasury Notes, 6.000% and $100,000 U.S.
                 Treasury Bills, due 11/29/01 to 09/30/02
                 (value-$81,667,394); proceeds: $80,052,711............        01/02/01              5.930               80,000,000

      80,000   Repurchase Agreement dated 12/29/00 with Salomon
                 Smith Barney, collateralized by $80,165,000 U.S.
                 Treasury Notes, 5.625% and $205,000 U.S.
                 Treasury Bills, due 02/20/01 to 05/24/01
                 (value-$81,735,305); proceeds: $80,051,111............        01/02/01              5.750               80,000,000

      87,143   Repurchase Agreement dated 12/29/00 with Societe
                 Generale, collateralized by $63,720,000 U.S.
                 Treasury Bonds, 8.500% to 8.875% due 02/15/17
                 to 08/15/20 (value-$88,887,083); proceeds:
                 $87,200,664...........................................        01/02/01              6.000               87,142,567

      80,000   Repurchase Agreement dated 12/29/00 with State
                 Street Bank & Trust Co., collateralized by
                 $80,000,000 U.S. Treasury Notes, 7.880% due
                 11/15/01 (value-$81,610,730); proceeds:
                 $80,052,889...........................................        01/02/01              5.950               80,000,000
                                                                                                                     --------------
Total Repurchase Agreements (cost--$751,472,076).......................                                                 751,472,076
                                                                                                                     --------------
Total Investments (cost--$1,801,032,652 which approximates cost for
    federal income tax purposes)--96.75%...............................                                               1,801,032,652
Other assets in excess of liabilities--3.25%...........................                                                  60,411,894
                                                                                                                     --------------
Net Assets (applicable to 1,861,793,843 shares of common stock
    outstanding at $1.00 per share)--100.00%...........................                                              $1,861,444,546
                                                                                                                     ==============

-----------------------
@ -- Interest rate shown is discount rate at date of purchase.

                       Weighted average maturity - 53 days
                 See accompanying notes to financial statements.

PAINEWEBBER RMA TAX-FREE FUND, INC.



STATEMENT OF NET ASSETS                             DECEMBER 31, 2000(UNAUDITED)

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------
ALABAMA--1.59%
$     9,435   Birmingham Alabama Refunding, Series A ..................            A                 4.750%         $     9,435,000
      5,335   Birmingham Alabama Special Care Facilities
                (Eye Foundation Hospital), Series A ...................            A                 4.700                5,335,000
     11,265   Mobile Alabama Industrial Development Board
                Dock and Wharf Revenue (Refunding Holnam Inc.
                Project), Series A ....................................            A                 4.700               11,265,000
      8,700   Mobile Alabama Industrial Development Board
              Dock and Wharf Revenue (Refunding Holnam Inc.
              Project), Series B ......................................            A                 4.750                8,700,000
     15,275   University of Alabama University Revenue
              (Hospital-Series C) .....................................            A                 4.900               15,275,000
                                                                                                                    ---------------
                                                                                                                         50,010,000
                                                                                                                    ---------------
ALASKA--0.32%
     10,000   Anchorage Alaska Tax and Revenue Anticipation
                Notes .................................................        02/02/01              4.750               10,005,453
        100   Valdez Alaska Marine Terminal Revenue
                (Exxon Pipeline Co.) Project B ........................            A                 4.850                  100,000
                                                                                                                    ---------------
                                                                                                                         10,105,453
                                                                                                                    ---------------
ARIZONA--4.28%
     11,200   Apache County Industrial Development Authority
                (Tucson Electric Power Co. Project Series B) ..........            A                 4.950               11,200,000
     26,400   Apache County Industrial Development Authority
                (Tucson Electric Power Co.) ...........................            A                 4.850               26,400,000
      8,000   Apache County Industrial Development Authority
                (Tucson Electric Power Springerville Project) .........            A                 4.850                8,000,000
     17,000   Arizona School District Tax Anticipation Note
                Financing Program (Certificates of Participation) .....        07/31/01              4.875               17,050,783
      6,300   Maricopa County Pollution Control Corp.
                (Arizona Public Service Co. Series A)..................        01/02/01              5.000                6,300,000
      4,200   Pima County Arizona Industrial Development
                Authority (Tucson Electric Power Co. Ivington
                Series A) .............................................            A                 4.850                4,200,000
      5,700   Pinal County Pollution Control Revenue
                (Newmont Mining Corp. Series A) .......................            A                 5.100                5,700,000
      4,700   Pinal County Pollution Control Revenue
                (Newmont Mining) ......................................            A                 5.100                4,700,000
      7,420   Scottsdale Industrial Development Authority
                Hospital Revenue (Scottsdale Memorial Health
                Systems Series B) .....................................            A                 4.700                7,420,000
     43,900   Salt River Agricultural Improvement and Power
                Project Tax-Exempt Commercial Paper ...................  01/09/01 to 06/14/01    4.250 to 4.350          43,900,000
                                                                                                                    ---------------
                                                                                                                        134,870,783
                                                                                                                    ---------------
CALIFORNIA--0.57%
     10,700   California Higher Education Loan Authority
                (Student Loan) ........................................            A                 4.750               10,700,000
        600   Irvine California Improvement Bond Act 1915 .............            A                 3.750                  600,000
      6,800   Los Angeles Regional Airports Improvement Corp.
                Lease Revenue .........................................            A                 4.950                6,800,000
                                                                                                                  ---------------
                                                                                                                         18,100,000
                                                                                                                    ---------------

PAINEWEBBER RMA TAX-FREE FUND, INC.

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------
COLORADO--0.73%
$     8,000   Jefferson County Colorado School District
                No. R-001 Tax Anticipation Notes ......................        06/27/01              5.000%         $     8,025,557
     10,500   Moffat County Pollution Control Revenue
                (Colorado-Ute Electric) ...............................            A                 4.650               10,500,000
      4,450   Smith Creek Metropolitan District Revenue ...............            A                 5.000                4,450,000
                                                                                                                    ---------------
                                                                                                                         22,975,557
                                                                                                                    ---------------
DELAWARE--1.19%
     15,700   Delaware Economic Development Authority Revenue
                (Hospital Billing and Collection Service, Ltd.) .......            A                 5.000               15,700,000
     21,855   Delaware Economic Development Authority Revenue
              (Hospital Billing and Collection Service, Ltd.)
                Series C ..............................................            A                 4.800               21,855,000
                                                                                                                    ---------------
                                                                                                                         37,555,000
                                                                                                                    ---------------
DISTRICT OF COLUMBIA--1.22%
      5,000   District of Columbia (Multi-Modal Series A) .............            A                 5.200                5,000,000
      5,000   District of Columbia (Multi-Modal Series B) .............            A                 5.200                5,000,000
      7,000   District of Columbia (National Academy of Science) ......            A                 4.250                7,000,000
      5,000   District of Columbia General Fund Recovery Series B-3 ...            A                 5.300                5,000,000
        600   District of Columbia Refunding Series A-5 ...............            A                 5.100                  600,000
     10,000   District of Columbia Revenue (JFK Center Performing
                Arts) .................................................            A                 4.800               10,000,000
      5,855   District of Columbia Revenue Pooled Loan Program
                Series A ..............................................            A                 5.000                5,855,000
                                                                                                                    ---------------
                                                                                                                         38,455,000
                                                                                                                    ---------------
FLORIDA--5.50%
      1,500   Dade County Florida (Seaport Bonds) .....................        10/01/01              6.250                1,536,783
      5,890   Dade County Florida Industrial Development Authority
                (Dolphins Stadium Project Series B) ...................        01/03/01              4.550                5,890,000
     26,970   Dade County Water and Sewer System Revenue ..............            A                 4.450               26,970,000
      5,100   Florida Housing Finance Agency
                (Multi-Family Rate) ...................................        01/03/01              4.500                5,100,000
      7,600   Florida Housing Finance Agency
                (Multi-Family Housing Lakeside Series B) ..............        01/04/01              4.500                7,600,000
      6,300   Florida Housing Finance Agency
                (Parrots Landing Project Series A) ....................            A                 4.300                6,300,000
      2,300   Hillsborough County Florida Industrial Development
                Authority Pollution Control Revenue (Tamper Electric) .            A                 4.300                2,300,000
     36,400   Jacksonville Florida Electric Authority Revenue
                (Water and Sewer Systems Series B) ....................            A                 4.500               36,400,000
      5,800   Miami Health Facilities Authority Health Facilities
                Refunding (Mercy Hospital Project) ....................            A                 4.500                5,800,000
      5,700   Palm Beach County Florida Housing Finance
                Authority Revenue Refunding (Cotton Bay Apartments
                Project Series D) .....................................        01/03/01              4.500                5,700,000
      6,400   Palm Beach County Florida Housing Finance Authority
                Revenue Refunding (Mahogony Bay Apartments Project
                Series C) .............................................        01/03/01              4.500                6,400,000
      8,100   St. Johns County Florida Industrial Development
                Authority (Glenmoor St Johns Project Series C) ........        01/03/01              4.500                8,100,000
      8,700   Sunshine State Governmental Financing Commission
                Revenue ...............................................            A                 4.600                8,700,000
     15,000   University of South Florida Foundation Inc. .............            A                 4.750               15,000,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------
FLORIDA--(CONCLUDED)
$     3,230   Volusia County Florida Health Facilities Authority
                Revenue (Aces Pooled Hospital Loan Program) ...........            A                 4.750%         $     3,230,000
     28,235   City of Sullivan Pollution Control Revenue Rural
                Utilities (Hoosier Energy) Tax-Exempt Commercial Paper   03/09/01 to 06/19/01    4.200 to 4.350          28,235,000
                                                                                                                    ---------------
                                                                                                                        173,261,783
                                                                                                                    ---------------
GEORGIA--4.26%
      3,900   Burke County Development Authority Pollution Control
                (Georgia Power Co. Plant Vogtle 1st) ..................            A                 5.000                3,900,000
      4,700   Burke County Development Authority Pollution Control
                (Georgia Power Co. Plant Vogtle 2nd) ..................            A                 5.000                4,700,000
        700   Burke County Development Authority Pollution Control
                (Georgia Power Co. Plant Vogtle 3rd) ..................            A                 5.000                  700,000
      3,500   Burke County Development Authority Pollution Control
                (Georgia Power Co. Plant Vogtle 4th) ..................            A                 5.000                3,500,000
     38,900   Burke County Development Authority Pollution Control
                (Oglethorpe Power Corp.) ..............................            A             4.300 to 4.950          38,900,000
      3,735   Cobb County Georgia School District .....................        02/01/01              4.600                3,736,056
     10,000   Cobb County Housing Authority Multi-Family Housing
                Revenue (Greenhouse Frey Apartment Project) ...........            A                 4.900               10,000,000
     10,000   De Kalb County Housing Authority Multi-Family Housing
                Revenue Refunding (Post Walk Project) .................            A                 5.000               10,000,000
      5,500   De Kalb Private Hospital Authority Revenue Anticipation
                Certificates (ESR Childrens Health Series B) ..........            A                 4.750                5,500,000
      5,000   Fulco Georgia Hospital Authority Revenue Anticipation
                Certificates (Shepherd Center Inc. Project) ...........            A                 4.750                5,000,000
      5,100   Glynn Brunswick Memorial Hospital Anticipation
                Certificates (Southeast Georgia Project) ..............            A                 4.650                5,100,000
     10,400   Gwinnett County Housing Authority Multi-Family Housing
                Revenue (Greens Apartments Project) ...................            A                 5.000               10,400,000
     13,150   Gwinnett County Housing Authority Multi-Family Housing
                Revenue (Post Court Project) ..........................            A                 5.000               13,150,000
      6,000   Gwinnett County Housing Authority Multi-Family Housing
                Revenue (Post Chase Project) ..........................            A                 5.000                6,000,000
      6,000   Hapeville Development Authority Industrial Development
                Revenue (Hapeville Hotel) .............................            A                 4.950                6,000,000
      7,000   Municipal Electric Authority Georgia
                (Project One Subordinated Series E) ...................            A                 4.600                7,000,000
        600   Putnam County Development Authority Pollution Control
                Revenue (Georgia Power Co. Plant Project) .............            A                 5.300                  600,000
                                                                                                                    ---------------
                                                                                                                        134,186,056
                                                                                                                    ---------------
IDAHO--0.58%
      4,000   Custer County Idaho Pollution Control Revenue
                (AMOCO Project) .......................................        04/11/01              4.350                4,000,000
      7,000   Idaho State Tax Anticipation Notes ......................        06/29/01              5.375                7,033,043
      7,100   Power County Pollution Control Revenue
                (FMC Corp. Project) ...................................            A                 4.900                7,100,000
                                                                                                                    ---------------
                                                                                                                         18,133,043
                                                                                                                    ---------------

PAINEWEBBER RMA TAX-FREE FUND, INC.

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------
ILLINOIS--11.20%
$    10,000   Chicago Illinois Park District Tax and Revenue
                Anticipation Note .....................................        09/21/01              5.125%         $    10,056,745
      3,000   Chicago Illinois School Finance Authority Bond ..........        06/01/01              6.000                3,017,618
        500   Chicago O'Hare International Airport Pollution
                Control Revenue (American Airlines) ...................            A                 5.000                  500,000
      3,400   Chicago O'Hare International Airport Pollution
                Control Revenue (American Airlines Series A) ..........            A                 5.000                3,400,000
     50,665   Chicago O'Hare International Airport Revenue, Series C ..            A                 4.800               50,665,000
     39,600   Cook County Illinois ....................................            A                 4.950               39,600,000
      2,450   Cook County Illinois Refunding Bond .....................        11/01/01              6.400                2,497,381
     23,200   Illinois Development Finance Authority Pollution
                Control Revenue (Commonwealth Edison) .................            A                 4.950               23,200,000
      6,000   Illinois Development Finance Authority Revenue
                (Chicago Symphony Orchestra) ..........................            A                 4.800                6,000,000
      7,500   Illinois Development Finance Authority Revenue
                (Francis W. Parker School Project) ....................            A                 4.800                7,500,000
      5,735   Illinois Development Finance Authority Revenue
                (Jewish Federation Project) ...........................            A                 5.000                5,735,000
      9,000   Illinois Educational Facilities Authority Revenue
                (Field Museum of Natural History) .....................        03/07/01              4.300                9,000,000
      4,745   Illinois Educational Facilities Authority Revenue
                (Northwestern University) .............................            A                 5.000                4,745,000
     12,000   Illinois Educational Facilities Authority Revenue
                (Shedd Aquarium Society B) ............................        05/22/01              4.400               12,000,000
     18,610   Illinois Health Facilities Authority Revenue
                (Central Health and Northwest Community) ..............            A                 4.750               18,610,000
     19,000   Illinois Health Facilities Authority Revenue
                (Evanston Hospital) ...................................  05/31/01 to 10/31/01    4.450 to 4.750          19,000,000
      5,490   Illinois Health Facilities Authority Revenue
                (Loyola University Health Systems B) ..................            A                 4.700                5,490,000
      8,000   Illinois Health Facilities Authority Revenue
                (Pooled Loan) .........................................            A                 4.950                8,000,000
      1,100   Illinois Health Facilities Authority Revenue
                (Resurrection Health Series A) ........................            A                 5.050                1,100,000
      4,800   Illinois Health Facilities Authority Revenue
                (Resurrection Health Series B) ........................            A                 4.950                4,800,000
     18,145   Illinois Health Facilities Authority Revenue
                (St. Lukes Medical Center Obligation Series B) ........            A                 4.900               18,145,000
         10   Illinois Health Facilities Authority Revenue
                (University Chicago Hospital) .........................            A                 5.000                   10,000
     23,000   Illinois Health Facilities Authority Revenue
                (University Chicago Hospital), Project C ..............            A                 4.800               23,000,000
     21,120   Illinois Health Facilities Authority Revenue
                Refunding (Advocate Health Care B) ....................            A                 4.900               21,120,000
      7,295   Illinois Health Facilities Authority Revenue
                Refunding (Southern Illinois Healthcare Series B) .....            A                 5.200                7,295,000
      4,790   Illinois State Sales Tax Revenue Series O ...............        06/15/01              6.000                4,826,507

PAINEWEBBER RMA TAX-FREE FUND, INC.

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------
ILLINOIS--(CONCLUDED)
$    27,500   Illinois Toll and Highway Authority .....................            A                 4.700%         $    27,500,000
     16,000   Lisle Illinois Multi-Family Revenue Housing
                (Four Lakes Phase V)...................................            A                 4.900               16,000,000
                                                                                                                    ---------------
                                                                                                                        352,813,251
                                                                                                                    ---------------
INDIANA--2.61%
     11,900   Indiana Health Facility Financing Authority Hospital
                Revenue (Aces Rehabilation Hospital) ..................            A                 4.700               11,900,000
      4,000   Indiana Municipal Power Supply Systems Revenue
                Refunding Series A ....................................            A                 4.750                4,000,000
      5,000   Indianapolis Indiana Local Public Improvement Bond
                Bank Notes Series E ...................................        07/09/01              4.750                5,012,600
      6,000   Monroe County Indiana Hospital Authority
                Hospital Revenue ......................................            A                 4.700                6,000,000
      6,265   Rockport Pollution Control Revenue Refunding
                (AEP Generating Co. Project) ..........................            A                 4.900                6,265,000
     26,200   Rockport Pollution Control Revenue Refunding
                (Indiana Michigan Power Co. Project B) ................            A                 4.900               26,200,000
     22,800   St. Joseph County Educational Facilities Revenue
                (University of Notre Dame) ............................            A                 4.750               22,800,000
                                                                                                                    ---------------
                                                                                                                         82,177,600
                                                                                                                    ---------------
IOWA--0.77%
      6,200   Iowa Finance Authority Revenue (Wheaton
                Franciscan Series B) ..................................            A                 4.900                6,200,000
     18,100   Iowa Higher Education Loan Authority Revenue
                (Aces Education Loan Private College) .................            A                 5.050               18,100,000
                                                                                                                    ---------------
                                                                                                                         24,300,000
                                                                                                                    ---------------
KANSAS--0.57%
      5,000   Kansas State Department of Transportation Highway
                Revenue Series B-2 ....................................            A                 4.900                5,000,000
     12,800   Burlington Pollution Control Revenue
                (National Rural Utilities) Tax-Exempt Commercial Paper.   01/09/01 to 04/12/01    4.300 to 4.350          12,800,000
                                                                                                                    ---------------
                                                                                                                         17,800,000
                                                                                                                    ---------------
KENTUCKY--3.37%
     17,800   Kenton County Kentucky Airport Board Special
                Facilities Revenue Series B ...........................            A                 6.750               17,800,000
     13,000   Kentucky Asset and Liability Commission General Fund
                Revenue ...............................................        06/27/01              5.250               13,042,815
     22,690   Kentucky Economic Development Finance Authority
                (Baptist Healthcare Systems Obligation) ...............            A                 5.000               22,690,000
     25,000   Kentucky Interlocal School Transportation
                Tax and Revenue Anticipation Notes ....................        06/29/01              5.000               25,070,410
      7,675   Mason County Pollution Control Revenue
                (East Kentucky Power National Rural) ..................            A                 5.050                7,675,000
     20,000   Ohio County Kentucky Pollution Control Revenue
                (Big Rivers Electric Corp.) ...........................            A                 4.950               20,000,000
                                                                                                                    ---------------
                                                                                                                        106,278,225
                                                                                                                    ---------------

PAINEWEBBER RMA TAX-FREE FUND, INC.

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------
LOUISIANA--2.82%
$     9,700   Calcasieu Parish Industrial Development Board
                Pollution Control Revenue (Citgo Petrol Corp.) ........            A                 5.050%         $     9,700,000
        300   East Baton Rouge Parish Louisiana Pollution Control
                Revenue Refunding (Exxon Project) .....................            A                 5.000                  300,000
        400   East Baton Rouge Parish Pollution Control Revenue
                (Exxon Project) .......................................            A                 4.950                  400,000
     18,500   Louisiana Offshore Terminal Authority Deepwater .........            A                 4.800               18,500,000
     12,000   Louisiana Public Facilities Authority Pollution
                Control Revenue (Ciba Geigy) ..........................            A                 4.800               12,000,000
     18,040   Louisiana Public Facilities Authority Revenue
                (College and University Equipment and Capital Series A)            A                 5.000               18,040,000
      9,800   Louisiana Public Facilities Authority Revenue
                (Kenner Hotel Ltd.) ...................................            A                 4.950                9,800,000
     16,100   South Louisiana Port Commission Marine Terminal
                Facilities Revenue (Occidental Petroleum) .............            A                 4.800               16,100,000
      4,000   Plaquemines Port Harbor and Terminal District
                Tax-Exempt Commercial Paper (Tampa Electric) ..........        03/12/01              4.350                4,000,000
                                                                                                                    ---------------
                                                                                                                         88,840,000
                                                                                                                    ---------------
MAINE--0.13%
      4,205   Maine State General Purpose .............................        06/15/01              5.000                4,217,258
                                                                                                                    ---------------
MARYLAND--3.49%
     18,150   Baltimore Maryland Industrial Development Authority
                (Baltimore Capital Acquistion) ........................            A                 4.800               18,150,000
      3,900   Maryland Health and Higher Educational Facilities
                Series A (John Hopkins Hospital) ......................            A                 4.850                3,900,000
     22,400   Maryland Health and Higher Educational Facilities
                Series A (Pooled Loan Program) ........................            A                 4.800               22,400,000
     29,675   Maryland Health and Higher Educational Facilities
                Series B (Pooled Loan Program) ........................            A                 4.700               29,675,000
      5,025   Maryland State Economic Development Corp. Economic
                Development Revenue (Soccer Project) ..................            A                 5.000                5,025,000
      7,685   Northeast Maryland Waste Disposal Authority Resources
                Recovery Revenue (Refunding Hartford County Resources).            A                 4.600                7,685,000
      9,200   University of Maryland Equipment Tender Notes ...........            A                 4.700                9,200,000
     13,888   Maryland Health and Higher Education, Series C
                (John Hopkins Hospital) Tax-Exempt Commercial Paper ...  01/19/01 to 02/14/01        4.250               13,888,000
                                                                                                                    ---------------
                                                                                                                        109,923,000
                                                                                                                    ---------------
MASSACHUSETTS--3.92%
      9,150   Athol and Royalston Massachusetts Regional
                School District .......................................        07/13/01              5.000                9,172,207
     11,000   Boston Water and Sewer Commission Revenue Series A ......            A                 4.500               11,000,000
      3,915   Lowell Massachusetts General Obligation Bond ............        02/15/01              7.625                4,030,153
      6,100   Massachusetts Bay Transportation Authority
                (General Transportation Systems Series A) .............        03/01/01              7.000                6,225,101
     14,000   Massachusetts State Bond Anticipation Notes Series A ....        09/06/01              5.000               14,065,596

PAINEWEBBER RMA TAX-FREE FUND, INC.

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------
MASSACHUSETTS--(CONCLUDED)
$     1,410   Massachusetts State Development Finance Agency Revenue
                (1st Mortgage Lasell Village Series C) ................            A                 4.600%         $     1,410,000
      1,700   Massachusetts State Health and Educational Facilities
                Authority Revenue (Capital Asset Program Series E) ....            A                 4.900                1,700,000
     14,395   Massachusetts Health and Educational Facilities
                Authority Revenue (Harvard University) ................            A                 4.650               14,395,000
     10,000   Massachusetts State Health and Educational Facilites
                Authority Revenue (Variable Bentley College) ..........            A                 4.550               10,000,000
      2,000   Massachusetts State Refunding Series A ..................        11/01/01              5.500                2,020,260
      1,825   Massachusetts State Refunding Series C ..................        08/01/01              6.750                1,887,350
      7,750   Massachusetts State Water Resources Authority Refunding
                (General Multi-Modal Series A) ........................            A                 4.550                7,750,000
     10,000   Massachusetts State Water Resources Authority
                Refunding (General Multi-Modal Series B) ..............            A                 4.700               10,000,000
     21,000   Massachusetts State Water Resources Authority
                Refunding (General Multi-Modal Series C) ..............            A                 4.700               21,000,000
      6,051   Whitman Hanson Massachusetts Regional School District ...        07/06/01              5.000                6,062,780
      2,700   Commonwealth Of Massachusetts Tax-Exempt
                Commercial Paper ......................................        01/19/01              4.500                2,700,000
                                                                                                                    ---------------
                                                                                                                        123,418,447
                                                                                                                    ---------------
MICHIGAN--3.12%
      7,300   Delta County Michigan Economic Development Corp.
                Environmental Improvement Revenue (Mead Escanabia) ....            A                 5.000                7,300,000
      9,960   Detroit Michigan Sewage Disposal Revenue
                Refunding Series B ....................................            A                 4.800                9,960,000
      7,900   Kent Hospital Finance Authority Michigan Revenue
                Refunding (Spectrum Health Series B) ..................            A                 4.700                7,900,000
      4,300   Kent Hospital Finance Authority Michigan Revenue
                Refunding (Specturm Health Series C) ..................            A                 4.700                4,300,000
      6,000   Michigan Municipal Bond Authority Revenue
                Series C-2 ............................................        08/23/01              5.000                6,025,810
      2,430   Michigan State Building Authority Revenue Series II .....        10/01/01              6.250                2,509,535
      3,500   Michigan State Certificates of Participation
                (Short Terminal New Center) ...........................        03/01/01              4.750                3,502,715
      4,000   Michigan State Housing Development Authority
                (Shoal Creek) .........................................            A                 4.850                4,000,000
      9,000   Michigan State School Loan Notes ........................        04/23/01              5.000                9,019,855
      4,150   Michigan State Strategic Fund Ltd. (Detroit Edison Co.)..            A                 4.950                4,150,000
      2,400   Michigan State Strategic Fund Ltd.
                Refunding (Dow Chemical Co. Project) ..................            A                 4.900                2,400,000
      5,000   Michigan University Revenues Refunding Hospital
                Series A-2 ............................................            A                 4.900                5,000,000
      4,000   Midland County Michigan Economic Development Corp.
                Ltd. Obligation Revenue (Dow Chemical Co.) ............            A                 5.000                4,000,000
      5,400   Northville Township Economic Development Corp. Ltd.
                Obligation Revenue (Thirfty Northville Inc. Project) ..            A                 5.075                5,400,000
      4,400   University of Michigan University Revenue
                Refunding (Hospital, Series A) ........................            A                 4.900                4,400,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------
MICHIGAN--(CONCLUDED)
$     7,800   University of Michigan University Revenue
                Refunding (Medical Service Plan Series A1) ............            A                 4.900%         $     7,800,000
     10,490   Michigan State Building Authority Revenue, Series 1
                Tax-Exempt Commercial Paper ...........................        01/25/01              4.350               10,490,000
                                                                                                                    ---------------
                                                                                                                         98,157,915
                                                                                                                    ---------------
MINNESOTA--0.53%
      7,000   Minnesota School Districts Tax and Revenue Anticipation
                Notes .................................................        02/16/01              4.750                7,005,068
      9,600   Rochester Health Care Facilities (Mayo Clinic)
                Tax-Exempt Commercial Paper ...........................  01/08/01 to 01/10/01    4.250 to 4.300           9,600,000
                                                                                                                    ---------------
                                                                                                                         16,605,068
                                                                                                                    ---------------
MISSISSIPPI--1.37%
      9,600   Harrison County Pollution Control Revenue (DuPont) ......            A                 4.900                9,600,000
     24,950   Jackson County Port Facility Revenue
                Refunding (Chevron USA Inc. Project) ..................            A                 5.000               24,950,000
      8,700   Mississippi Business Finance Corporation Mississippi
                Revenue (Mississippi College) .........................            A                 5.000                8,700,000
                                                                                                                    ---------------
                                                                                                                         43,250,000
                                                                                                                    ---------------
MISSOURI--0.80%
     16,000   Missouri Health and Educational Facilities Authority
                Revenue (Medical Research Facilities Stowers A) .......            A                 4.950               16,000,000
      5,570   St. Charles County Missouri Industrial Development
                Authority Industrial Revenue Refunding (Casalon
                Apartments Project) ...................................            A                 4.700                5,570,000
      3,500   University of Missouri (Capital Projects Notes) .........        06/29/01              5.250                3,514,803
                                                                                                                    ---------------
                                                                                                                         25,084,803
                                                                                                                    ---------------
NEBRASKA--0.70%
     15,100   Nebraska Help Increase Nebraska Revenue
                (Multiple Mode Student Loan Series E) .................            A                 4.800               15,100,000
      4,000   Nebraska Public Power District Series A
                Tax-Exempt Commercial Paper ...........................        01/12/01              4.200                4,000,000
      3,000   Omaha Public Power District Electric
                Tax-Exempt Commercial Paper ...........................        04/16/01              4.350                3,000,000
                                                                                                                    ---------------
                                                                                                                         22,100,000
                                                                                                                    ---------------
NEVADA--0.72%
     22,710   Clark County Airport Improvement Revenue ................            A                 4.700               22,710,000
                                                                                                                    ---------------
NEW HAMPSHIRE--1.06%
     13,800   New Hampshire Business Finance Authority Series A
                Resource Recovery Revenue .............................            A                 4.850               13,800,000
     19,525   New Hampshire Housing Finance Authority Multi-Family
                Revenue (EQR Bond Partnership Project) ................            A                 4.800               19,525,000
                                                                                                                    ---------------
                                                                                                                         33,325,000
                                                                                                                    ---------------
NEW JERSEY--2.61%
     15,000   Essex County New Jersey Bond Anticipation Notes
              Series A ................................................        07/27/01              4.750               15,028,406
     52,000   New Jersey Tax Revenue Series 1997-A ....................  02/09/01 to 04/10/01        4.250               52,000,000
     15,000   Woodbridge Township New Jersey Bond Anticipation Notes ..        07/27/01              4.750               15,034,155
                                                                                                                    ---------------
                                                                                                                         82,062,561
                                                                                                                    ---------------


PAINEWEBBER RMA TAX-FREE FUND, INC.

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------
  NEW MEXICO--1.31%
$    20,000   New Mexico State Tax and Revenue Anticipation Notes .....         06/29/01             5.000%         $    20,065,816
      6,360   New Mexico State Highway Commission Tax Revenue
                Senior Subordinated Lien ..............................         06/15/01             5.000                6,377,977
     14,800   University of New Mexico University Revenue .............            A                 4.700               14,800,000
                                                                                                                    ---------------
                                                                                                                         41,243,793
                                                                                                                    ---------------

NEW YORK--3.87%
      3,000   Amherst New York Bond Anticipation Notes ................         07/25/01             5.000                3,009,979
      4,400   New York City ...........................................            A             4.800 to 5.500           4,400,000
      1,200   New York City Series A ..................................            A                 4.950                1,200,000
      5,400   New York City Series D ..................................            A                 4.650                5,400,000
     18,000   New York City Subseries J-3 .............................            A                 4.850               18,000,000
      5,500   New York City Health and Hospital Corp. Revenue
                (Health Systems Series C) .............................            A                 4.650                5,500,000
        600   New York City Industrial Development Agency Civic
                Facility Revenue (Audubon Society) ....................            A                 4.850                  600,000
      7,700   New York City Municipal Water Finance Authority
                Water & Sewage Systems Revenue Series C ...............            A                 4.950                7,700,000
      1,500   New York City Transitional Finance Authority Revenue
                (Future Tax Secured Series C) .........................            A                 4.900                1,500,000
     16,000   New York City Transitional Finance Authority Revenue
                (Future Tax Secured Subseries B-1) ....................            A                 4.850               16,000,000
      3,345   New York City Transitional Finance Authority)
                Revenue ...............................................            A                 4.900                3,345,000
      1,100   New York State Dormitory Authority Revenue
                (Cornell University Series B) .........................            A                 4.900                1,100,000
      1,100   New York State Energy Research & Development Authority
                (Rochester Gas and Electric) ..........................            A                 4.750                1,100,000
        900   New York State Energy Research & Development Authority
                Pollution Control Revenue (Niagara Mohawk Corp.
                Project)...............................................            A                 4.900                  900,000
      3,385   Oyster Bay New York Bond Anticipation Notes .............         09/28/01             5.125                3,396,349
      4,900   Oyster Bay New York Bond Anticipation Notes Series A ....         04/26/01             5.250                4,905,883
      6,000   Oyster Bay New York Tax Anticipation Notes ..............         01/26/01             5.000                6,000,057
     11,000   Riverhead Central School District Tax Anticipation Notes          06/22/01             5.000               11,014,814
      5,000   Triborough Bridge and Tunnel Authority Revenue
                (Floating Rate-Treasury Series N15) ...................            A                 5.050                5,000,000
     22,000   Metropolitan Transportation Authority
                Tax-Exempt Commercial Paper ...........................   02/06/01 to 02/08/01   4.250 to 4.300          22,000,000
                                                                                                                    ---------------
                                                                                                                        122,072,082
                                                                                                                    ---------------

NORTH CAROLINA--5.99%
     20,000   Charlotte Airport Revenue ...............................            A                 4.700               20,000,000
     10,400   Charlotte Mecklenberg Hospital Authority
                (Health Care Systems Revenue Series D) ................            A                 4.700               10,400,000
      3,400   Greensboro Enterprise Systems Revenue
                Series B ..............................................            A                 4.700                3,400,000
      4,900   Mecklenburg County North Carolina Lease Revenue
                (The Young Mens Christian Association) ................            A                 5.000                4,900,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------
NORTH CAROLINA--(CONCLUDED)
$    10,940   North Carolina Educational Facilities Finance Agency
                Revenue (Guilford College) ............................          A                    5.000%        $    10,940,000
     24,000   North Carolina Educational Facility
                (Bowman Grey School Medical Project) ..................          A                    4.600              24,000,000
     19,740   North Carolina Educational Facility
                (Duke University Project Series A) ....................          A                    4.900              19,740,000
     14,000   North Carolina Educational Facility
                (Duke University Project Series B) ....................          A                    4.900              14,000,000
     12,015   North Carolina Educational Facility (Elon College) ......          A                    4.750              12,015,000
      5,785   North Carolina Medical Care Commission Hospital Revenue
               (Duke) .................................................          A                    4.900               5,785,000
      2,000   North Carolina Medical Care Commission Hospital Revenue
                (Carol Woods Project) .................................          A                    5.000               2,000,000
      7,850   North Carolina Medical Care Commission Hospital Revenue
                (Duke University Hospital Series A) ...................          A                    4.900               7,850,000
     15,700   North Carolina Medical Care Commission Hospital Revenue
                (Duke University Hospital Series B) ...................          A                    4.900              15,700,000
      1,600   North Carolina Medical Care Commission Hospital Revenue
                (Pooled Financing Project Series B) ...................          A                    5.000               1,600,000
      9,600   Piedmont Triad Airport Authority Revenue
                (North Carolina Airport Revenue Series B) .............          A                    4.700               9,600,000
      9,050   Raleigh Durham Airport Authority Special Facility
                Revenue (American Airlines Series A) ..................          A                    5.000               9,050,000
      7,600   Union County Industrial Facilities and Pollution
                Control Revenue  Financing Authority (Square D Co.
                Project) ..............................................          A                4.125 to 4.950          7,600,000
     10,000   University of North Carolina University Chapel Hill
                Revenue (Housing Systems) .............................          A                    4.900              10,000,000
                                                                                                                    ---------------
                                                                                                                        188,580,000
                                                                                                                    ---------------

OHIO--1.91%
      4,700   Columbus Electric Systems Revenue .......................          A                    4.350               4,700,000
     18,900   Columbus Sewer Revenue ..................................          A                    4.800              18,900,000
     12,800   Cuyahoga County Hospital Revenue
                (Cleveland Clinic Foundation Series A) ................          A                    4.950              12,800,000
      6,000   Cuyahoga County Hospital Revenue
                (University Hospital Health Center) ...................          A                    5.050               6,000,000
      4,805   Cuyahoga County Hospital Revenue
                Series A ..............................................          A                    5.050               4,805,000
      9,700   Ohio State Air Quality Development Authority Revenue
                Refunding (Cincinnati Gas and Electric) ...............          A                    4.900               9,700,000
      2,300   Ohio State Air Quality Development Authority Revenue
                Refunding (Toledo Edison) .............................          A                    4.900               2,300,000
      1,000   Ohio State Pollution Control Revenue
                (Ohio Air Project) ....................................          A                    5.000               1,000,000
                                                                                                                    ---------------
                                                                                                                         60,205,000
                                                                                                                    ---------------

OKLAHOMA--0.06%
      2,000   Oklahoma City Oklahoma Industrial and Cultural
                Facilities Revenue Bond (SSM Health Care Series A) ....      06/01/01                 5.000               2,001,751
                                                                                                                    ---------------

PAINEWEBBER RMA TAX-FREE FUND, INC.

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------

OREGON--0.95%
$    16,300   Oregon State General Obligation (Veterans Welfare) ......            A                  4.950%        $    16,300,000
      7,000   Oregon State Housing and Community Services Department
                Mortgage Revenue ......................................        06/21/01               4.500               7,000,000
      6,700   Portland Oregon Multi-Family Revenue
                (South Park Block Project Series A) ...................            A                  4.700               6,700,000
                                                                                                                    ---------------
                                                                                                                         30,000,000
                                                                                                                    ---------------

PENNSYLVANIA--2.92%
      1,600   Delaware County Industrial Development Authority
                Pollution Control Revenue (BP Oil) ....................            A                  5.000               1,600,000
     25,800   Delaware Valley Regional Finance Authority
                (Local Government Revenue) ............................            A                  4.750              25,800,000
     10,000   Harrisburg Pennsylvania Authority Lease Revenue .........        06/01/01               6.625              10,193,739
      9,000   Pennsylvania Higher Educational Facilities Authority
                Revenue (Medical College Pennsylvania Series A) .......        03/01/01               7.375               9,190,249
      4,000   Pennsylvania State Series A .............................        11/15/03               6.100               4,127,714
      3,000   Philadelphia Authority for Industrial Development Revenue
                (Fox Chase Cancer Center Project) .....................            A                  5.000               3,000,000
     10,000   Philadelphia Authority for Industrial Development Revenue
                (Regional Performing Arts Center Project) .............        01/03/01               4.850              10,000,000
      6,790   Philadelphia Water & Waste Revenue Series B .............            A                  4.700               6,790,000
     14,200   University of Pittsburgh of the Commonwealth Systems of
                Higher Education ......................................            A                  4.850              14,200,000
      7,000   University of Pittsburgh ................................        05/23/01               5.200               7,014,309
                                                                                                                    ---------------
                                                                                                                         91,916,011
                                                                                                                    ---------------

SOUTH CAROLINA--2.86%
     31,615   South Carolina Jobs Economic Development Authority
                Hospital Facilities Revenue (Baptist Healthcare
                Systems)...............................................            A              4.700 to 4.750         31,615,000
     11,550   South Carolina State (State School Facilities Series A) .        01/01/01               5.500              11,550,000
      2,005   South Carolina State Public Service Authority Revenue
                Refunding Series A ....................................        01/01/01               6.250               2,005,000
     14,000   Spartanburg County School District Number 7
                (School District Enhance Program) .....................        02/15/01               4.750              14,009,428
     31,000   South Carolina Public Service Authority
                Tax-Exempt Commercial Paper ...........................   01/18/01 to 04/06/01    4.250 to 4.400         31,000,000
                                                                                                                    ---------------
                                                                                                                         90,179,428
                                                                                                                    ---------------

TENNESSEE--3.65%
      7,085   Clarksville Public Building Authority Revenue C .........            A                  5.000               7,085,000
      4,000   Metropolitan Nashville Airport Authority ................            A                  4.850               4,000,000
      5,800   Metropolitan Nashville Airport Authority Special
                Facility Revenue ......................................        01/02/01               4.950               5,800,000
     11,500   Metropolitan Nashville and Davidson County Health and
                Educational Facilities Board Revenue (Vanderbilt
                University) ...........................................   01/04/01 to 01/15/01    4.150 to 4.850         11,500,000
      8,600   Metropolitan Nashville and Davidson Industrial
                (Timberlake)...........................................            A                  4.700               8,600,000
     24,880   Montgomery County Public Building Authority Revenue
                (Pooled Loan) .........................................            A                  5.000              24,880,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------

TENNESSEE--(CONCLUDED)
$    12,300   Shelby County Series A ...................................          A                   5.000%        $    12,300,000
      5,800   Signal Mountain Tennessee Health Educational & Housing
                Facilities Board Revenue Refunding (Alexian Village) ...          A                   3.650               5,800,000
      4,660   Tennessee Housing Development Agency
                Homeownership Program Notes ............................       03/15/01               4.900               4,660,000
     12,000   Tennessee School Board Tax-Exempt Commercial Paper .......       02/12/01               4.300              12,000,000
      4,800   Tennessee School Board Tax-Exempt Commercial Paper .......       02/27/01               4.100               4,800,000
      5,000   State of Tennessee Tax-Exempt Commercial Paper ...........       02/20/01               4.200               5,000,000
      5,000   State of Tennessee Tax-Exempt Commercial Paper ...........       02/21/01               4.350               5,000,000
      3,500   State of Tennessee Tax-Exempt Commercial Paper ...........       06/07/01               4.200               3,500,000
                                                                                                                    ---------------
                                                                                                                        114,925,000
                                                                                                                    ---------------

TEXAS--10.79%
      1,375   Arlington Texas Independent School District
                Prerefunded Series A ..................................       08/15/01                6.375               1,391,692
      6,005   Bexar County Health Facilities Development
                (Army Retirement Foundation) ..........................           A                   5.000               6,005,000
      4,950   Brazos River Texas Harbor Navigation District Brazoria
                County Revenue Refunding (Dow Chemical
                Co. Project A) ........................................           A                   5.050               4,950,000
     10,000   Dallas Texas Area Rapid Series B ........................       01/22/01                4.250              10,000,000
      2,000   Garland Texas Independent School District ...............       02/15/01                6.650               2,005,694
     12,800   Georgetown Higher Education Finance Corp. (Southwestern
                University) ...........................................           A                   4.850              12,800,000
      4,000   Guadalupe Blanco River Authority (Central Texas Tax
                Power) ................................................           A                   4.900               4,000,000
      3,000   Gulf Coast Industrial Development Authority Texas Marine
                Terminal Revenue (AMOCO Project) ......................       06/01/01                4.350               3,000,000
      1,500   Harris County Industrial Development Corp. ..............
                Pollution Control Revenue (Exxon Project) .............           A                   5.000               1,500,000
     10,000   Harris County Industrial Development Corp. Revenue
                Refunding (Baytank Houston Inc. Project) ..............           A                   4.950              10,000,000
      5,925   Harris County Texas (Series N1 Registered D) ............           A                   5.100               5,925,000
      4,100   Harris County Texas Health Facilities Development Corp. .
                Revenue (Young Mens Christian Association) ............           A                   5.000               4,100,000
     21,800   Harris County Toll Roads ................................           A                   4.900              21,800,000
      2,655   Houston Texas Independent School District ...............       08/15/01                6.500               2,691,752
      5,500   Midlothian Industrial Development Corp. Pollution
                 Control Revenue (Bow Crow Cement Co. Project) ........           A                   4.900               5,500,000
      5,000   North Central Texas Health Facilities Development Corp. .
                (Methodist Hospital) ..................................       02/13/01                4.400               5,000,000
      1,000   North Central Texas Health Facility Development Corp.
                Revenue (Various Methodist Hospitals Series B) ........       01/02/01                5.000               1,000,000
      9,200   Port of Corpus Christi Authority Texas
                Refunding (Koch Refining Co. Project) .................           A                   4.900               9,200,000
      4,000   Red River (Southwestern Public Service) .................           A                   5.100               4,000,000
      2,000   Sabine River Authority Texas Pollution Control
                Revenue Refunding (Texas Utility Project Series A) ....           A                   4.900               2,000,000
      8,000   San Antonio Texas Electric and Gas Revenue
                Prerefunded Series B ..................................       02/01/01                6.000               8,011,424

PAINEWEBBER RMA TAX-FREE FUND, INC.

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------

  TEXAS--(CONCLUDED)
$     7,010   Tarrant County Texas Housing Finance Corporation Revenue
                Refunding (Multi-Family Housing Apartments Project) ...           A                   5.050%        $     7,010,000
    102,500   Texas State Tax and Revenue Anticipation Notes ..........        08/31/01               5.250             103,137,476
      5,380   Travis County (Certificate of Participation) ............        03/01/01               5.000               5,386,213
     10,000   University of Texas (University Fund) ...................        01/17/01               4.150              10,000,000
      7,000   Bexar County Metropolitan Water Tax-Exempt Commercial
                Paper .................................................  05/03/01 to 05/18/01         4.200               7,000,000
      4,500   Brownsville Utilities Tax-Exempt Commercial Paper .......        03/16/01               4.200               4,500,000
      7,700   City of San Antonio Tax-Exempt Commercial Paper .........        01/12/01               4.300               7,700,000
      9,800   Houston General Obligation Tax-Exempt Commercial Paper ..        01/11/01               4.300               9,800,000
     25,500   Houston Tax-Exempt Commercial Paper .....................  01/11/01 to 03/12/01      4.150 to 4.300        25,500,000
     19,000   Houston Water and Sewer Authority
                Tax-Exempt Commercial Paper ...........................  03/13/01 to 05/10/01      4.350 to 4.400        19,000,000
     16,000   San Antonio Texas Electric and Gas Series A
                Tax-Exempt Commercial Paper ...........................  01/24/01 to 04/05/01      4.150 to 4.250        16,000,000
                                                                                                                    ---------------
                                                                                                                        339,914,251
                                                                                                                    ---------------

UTAH--2.48%
      2,800   Carbon County Pollution Control Revenue (Pacificorp
                Projects) .............................................           A                   4.900               2,800,000
      7,000   Salt Lake County Pollution Control Revenue
                Refunding (Service Station Holdings Project) ..........           A                   5.000               7,000,000
      3,600   Salt Lake County Pollution Control Revenue (British
                Petroleum) ............................................           A                   5.000               3,600,000
     39,650   Utah State ..............................................           A                   4.800              39,650,000
     25,000   Intermountain Power Agency Utah Power Supply, Series B-4
                Tax-Exempt Commercial Paper ...........................  01/24/01 to 04/11/01         4.250              25,000,000
                                                                                                                    ---------------
                                                                                                                         78,050,000
                                                                                                                    ---------------

VIRGINIA--1.85%
     38,420   Loudoun County Industrial Development Authority
                (Falcons Landing Project) .............................           A                   4.750              38,420,000
      7,000   Norfolk Industrial Development Authority Revenue
                (Hospital Facilities Childrens Project) ...............           A                   5.000               7,000,000
      5,700   Roanoke Industrial Development Authority Hospital Revenue
                (Carilion Health Systems Series A) ....................           A                   5.000               5,700,000
      6,300   Roanoke Industrial Development Authority Hospital Revenue
                (Roanoke Memorial Hospital Series A) ..................           A                   5.000               6,300,000
      1,000   Roanoke Industrial Development Authority Hospital Revenue
                (Roanoke Memorial Hospital Series B) ..................           A                   5.000               1,000,000
                                                                                                                    ---------------
                                                                                                                         58,420,000
                                                                                                                    ---------------

WASHINGTON--2.09%
      2,000   King County Washington School District Number 411 .......       12/01/01                7.000               2,050,516
      2,000   Lewis County Washington Public Utility District Number
                001 (Cowlitz Falls Hydroelectric Project) .............       10/01/01                7.000               2,078,090
      4,500   Port of Seattle Industrial Development Corp. ............
                (Alaska Airlines, Inc.) ...............................           A                   4.600               4,500,000
     10,000   Port of Seattle Washington Revenue
                Series A ..............................................           A                   5.050              10,000,000
      4,250   Port of Vancouver Washington (United Grain Corp. of
                Oregon) ...............................................           A                   5.000               4,250,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------

WASHINGTON--(CONCLUDED)
$    14,800   Snohomish Public Utility District .......................           A                   4.700%        $    14,800,000
     12,800   Washington State Series VR-96B ..........................           A                   4.850              12,800,000
      3,900   Washington State Health Care Facilities Authority
                Revenue (Fred Hutchinson Cancer Center) ...............           A                   5.250               3,900,000
      4,000   Washington State Public Power Supply Systems
                (Nuclear Project Number 1 Series 1A-1) ................           A                   4.850               4,000,000
      7,600   Seattle Municipal Light and Power Revenue
                Tax-Exempt Commercial Paper ...........................           A                   4.700               7,600,000
                                                                                                                    ---------------
                                                                                                                         65,978,606
                                                                                                                    ---------------

WISCONSIN--0.73%
      6,100   City of Oak Creek Pollution Control Revenue
                (Wisconsin Electric Power Co.) ........................           A                   4.900               6,100,000
      5,335   Wisconsin State Bond ....................................       05/01/01                5.000               5,347,673
      2,435   Wisconsin State Clean Water Revenue Series 1 ............       06/01/01                5.000               2,437,405
      9,138   Wisconsin State Tax-Exempt Commercial Paper .............       02/27/01                4.300               9,138,000
                                                                                                                    ---------------
                                                                                                                         23,023,078
                                                                                                                    ---------------

WYOMING--0.89%

      4,800   Carbon County Pollution Control Revenue
                (Amoco Project) .......................................           A                   4.350               4,800,000
      3,400   Lincoln County Wyoming Pollution Control Revenue (Exxon
                 Project) .............................................           A                   4.950               3,400,000
      2,000   Sweetwater County Pollution Control Revenue
                (Idaho Power Co. Project C) ...........................           A                   4.900               2,000,000
      2,900   Uinta County Wyoming Pollution Control Revenue
                Refunding (Amoco Project) .............................           A                   4.850               2,900,000
     15,000   Wyoming State Education Fund Tax Anticipation Notes .....           A                   5.250              15,064,181
                                                                                                                    ---------------
                                                                                                                         28,164,181
                                                                                                                    ---------------

Total Investments (cost--$3,235,388,984 which approximates cost for
   federal income tax purposes)102.70% ................................                                               3,235,388,984
Liabilities in excess of other assets--(2.70)% ........................                                                 (84,941,740)
                                                                                                                    ---------------
Net Assets (applicable to 3,151,388,757 shares of common stock
   outstanding at $1.00 per share)--100.00% ...........................                                              $3,150,447,244
                                                                                                                    ===============


------------------
A -- Variable rate demand notes and variable rate certificates of participation are payable on demand. The interest rates shown are the current rates as of December 31, 2000, and reset periodically.



                       Weighted average maturity--39 days



                See accompanying notes to financial statements.

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS                            DECEMBER 31, 2000 (UNAUDITED)

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------

MUNICIPAL BONDS AND NOTES--83.30%

$    18,448   California Educational Facilities Authority
                (Stanford University-Series L) ........................           A                   4.050%        $    18,448,000
      4,950   California Educational Facilities Authority
                (Stanford University-Series L-3) ......................           A                   4.050               4,950,000
      5,875   California Educational Facilities Authority
                (Stanford University-Series L-4) ......................           A                   4.050               5,875,000
      6,500   California Health Facilities Financing Authority
                (Adventist Health System-Series A) ....................           A                   4.300               6,500,000
      5,100   California Health Facilities Financing Authority
                (Adventist Health System-Series B) ....................           A                   4.200               5,100,000
      8,585   California Health Facilities Financing Authority
                (Floating Pooled Loan Program-Series B) ...............           A                   4.250               8,585,000
      1,100   California Health Facilities Financing Authority
                (Hospital Adventist-Series A) .........................           A                   3.750               1,100,350
      1,400   California Health Facilities Financing Authority
                (Hospital Adventist-Series B) .........................           A                   3.750               1,400,000
        100   California Health Facilities Financing Authority
                (Insured Hospital Adventist-Series C) .................           A                   3.750                 100,000
      4,700   California Health Facilities Financing Authority
                (Scripps Health-Series A) .............................           A                   4.150               4,700,000
      4,000   California Health Facilities Financing Authority
                (Scripps Memorial Hospital) ...........................           A                   4.150               4,000,000
     13,400   California Health Facilities Financing Authority
                (Sutter Adventist Health-Series B) ....................           A                   3.750              13,400,000
     12,300   California Housing Finance Agency Revenue
                (Home Mortgage-Series I) ..............................           A                   4.050              12,300,000
     16,500   California Infrastructure and Economic Development
                (Bank Revenue) ........................................           A                   4.000              16,500,000
     11,500   California Pollution Control Financing Authority
                Pollution Control Revenue Refunding (Exxon Mobil
                Project) ..............................................           A                   3.700              11,500,000
     12,000   California School Cash Reserve Program Authority Pool
                (Series A) ............................................       07/03/01                5.250              12,056,494
     14,705   California School Facilities Financing Corp.
                 Certificates of Participation (Capital
                 Improvement Financing Projects-Series A) .............           A                   4.150              14,705,000
      4,600   California School Facilities Financing Corp.
                Certificates of Participation (Capital Improvement
                Financing Projects-Series B) ..........................           A                   4.150               4,600,000
      5,000   California State ........................................       12/01/01                6.000               5,104,978
      1,850   California State General Obligation Bonds ...............       03/01/01                4.875               1,853,409
      6,825   California State Public Works Board Lease Revenue
                Series A ..............................................           A                   5.750               6,914,584
      2,800   California Statewide Communities Development
                 Authority Revenue Certificates of Participation
                 (John Muir/Mount Diablo Health) ......................           A                   4.100               2,800,000
     22,550   California Transit Financing Authority ..................           A                   4.250              22,550,000
      5,235   Abag Finance Authority for Nonprofit Corps ..............
                (Lucile Salter Packard Project) .......................           A                   4.150               5,235,000
      4,410   Alameda Contra Costa Schools Financing Authority
                Certificates of Participation
                (Capital Improvement Financing Projects-Series A) .....           A                   4.300               4,410,000
      2,740   Alameda Contra Costa Schools Financing Authority
               Certificates of Participation
                (Capital Improvement Financing Projects-Series D) .....           A                   4.300               2,740,000

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------

MUNICIPAL BONDS AND NOTES--(CONTINUED)
$     5,000   Alameda County Tax and Revenue Anticipation Notes .......       07/02/01                5.000%        $     5,016,713
      6,500   Alameda Unified School District Tax and Revenue
                Anticipation Notes ....................................       07/05/01                5.000               6,523,687
     17,000   Anaheim Certificates of Participation ...................           A                   4.000              17,016,000
      6,250   Contra Costa County Board of Education
                Tax and Revenue Anticipation Notes ....................       07/05/01                5.000               6,273,697
      7,500   Cupertino Union School District Tax and Revenue
                Anticipation Notes ....................................       07/05/01                5.000               7,527,331
      7,000   Desert Sands Unified School District
                Tax and Revenue Anticipation Notes ....................       07/06/01                5.000               7,026,684
     10,000   Fairfield Suisun Unified School Tax and Revenue
                 Anticipation Notes ...................................       07/05/01                5.000              10,036,441
      9,900   Fresno Tax and Revenue Anticipation Notes ...............       06/29/01                5.000               9,933,969
      9,000   Golden Empire Schools Financing Authority
                (Kern High School District Project) ...................           A                   4.000               9,000,000
      8,000   Golden Empire Schools Financing Authority
                (Kern High School District Project-Series A) ..........           A                   4.000               8,000,000
     11,800   Irvine Improvement Bond Act 1915
              Assessment District Number 93-14 ........................           A                   3.750              11,800,000
     10,100   Irvine Improvement Bond Act 1915 Updates Assessment
                District 85-7-I .......................................           A                   4.000              10,100,000
     15,120   Irvine Public Facilities and Infrastructure Authority
                (Capital Improvement Projects) ........................           A                   4.050              15,120,000
      4,600   Irvine Ranch Water District .............................           A                   3.750               4,600,000
      1,700   Irvine Ranch Water District (Series A) ..................           A                   3.750               1,700,000
        300   Irvine Ranch Water District (Series B) ..................           A                   3.700                 300,000
      5,500   Irvine Ranch Water District Certificates of
                Participation (Capital Improvement Project) ...........           A                   3.750               5,500,000
      5,000   Kern County Board of Education Tax and Revenue
                Anticipation Notes ....................................       07/03/01                5.000               5,017,544
      9,990   Livermore Housing Authority (Revenue-Series 1992 A) .....           A                   4.000               9,990,000
     10,000   Los Angeles Community Redevelopment Agency
                Certificates of Participation (Baldwin Hills
                Public Park) ..........................................           A                   4.150              10,000,000
      6,200   Los Angeles County Pension Obligation (Series B) ........           A                   4.000               6,200,000
      9,100   Los Angeles County Pension Obligation (Series C) ........           A                   4.000               9,100,000
      2,000   Los Angeles County Schools Pooled Financing
                Program Participation Certificates (Pooled Transport
                Series A) .............................................       07/02/01                5.000               2,006,980
     12,600   Los Angeles County Transport Commission Sales
                (Tax and Revenue Refunding Bonds-Series A) ............           A                   4.000              12,600,000
      6,000   Los Angeles Department Water and Power Electric
                (Plant Revenue) .......................................           A                   4.340               6,000,000
      2,125   Los Angeles Harbor Department Revenue Bonds .............       10/01/01                6.800               2,172,289
     13,200   Los Angeles Multi-Family Housing Revenue Bonds
                (Museum Terrace Apartments-Series H) ..................           A                   4.050              13,200,000
      7,400   M-S-R Public Power Agency (San Juan Project)
                Revenue Bonds (Series D) ..............................           A                   4.050               7,400,000
      4,200   M-S-R Public Power Agency (San Juan Project)
                Revenue Bonds (Series E) ..............................           A                   4.050               4,200,000
      4,500   Metropolitan Water District Southern California
                Waterworks Revenue Bonds (Series A-6) .................           A                   5.050               4,500,000
      4,000   Metropolitan Water District Southern California
                Waterworks Revenue Bonds (Series B) ...................           A                   4.000               4,000,000

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------

MUNICIPAL BONDS AND NOTES--(CONTINUED)
$     4,000   Metropolitan Water District Southern California
                Waterworks Revenue Bonds (Series B-3) .................           A                   3.750%        $     4,000,000
      5,000   Metropolitan Water District Southern California
                Waterworks Revenue Bonds (Series B-4) .................           A                   4.000               5,000,000
      6,795   Moorpark Industrial Development Authority
                (Fred Kavli and Kavlico Corp.) ........................           A                   4.100               6,795,000
     10,000   Mount Diablo Unified School District
              Tax and Revenue Anticipation Notes ......................       10/30/01                4.500              10,059,902
      5,100   Newport Beach Revenue (Hoag Memorial Hospital - Series B)           A                   4.300               5,100,000
      1,200   Newport Beach Revenue (Hoag Memorial Hospital - Series C)           A                   4.300               1,200,000
        300   Newport Beach Revenue (Hoag Memorial Presbyterian
                Hospital) .............................................           A                   4.100                 300,000
      5,100   Oakland Alameda County Coliseum Authority Lease Revenue .           A                   4.300               5,100,000
     12,800   Oakland Joint Powers Financing Authority (Series A-1) ...           A                   3.950              12,800,000
      6,525   Orange County Apartment Development Revenue Bonds
                (Niguel Village-Series AA) ............................           A                   4.250               6,525,000
      8,040   Orange County Apartment Development Revenue Bonds
                (Niguel Village-Series U ) ............................           A                   4.250               8,040,000
        100   Orange County Water District Certificates of
                Participation (Project B) .............................           A                   4.100                 100,000
      5,000   Paramount Unified School District
                Tax and Revenue Anticipation Notes ....................       12/05/01                4.500               5,024,493
      8,500   Pasadena Certificates of Participation (Rose Bowl
                Imports Project) ......................................           A                   4.150               8,500,000
      2,400   Pomona Redevelopment Agency Multi-Family Housing
                Revenue Bonds (Park and Plaza Apartments-Series A) ....           A                   3.950               2,400,000
      2,500   Ravenswood City School District Tax and Revenue
                Anticipation Notes ....................................       07/05/01                4.900               2,507,890
      5,400   Riverside County Asset Leasing Corp. (Leasehold Revenue)            A                   4.000               5,400,000
     11,740   Sacramento County Certificates of Participation
                (Administration Center and Courthouse Project) ........           A                   4.250              11,740,000
      6,000   San Bernardino County Certificates of Participation
                (Medical Center Financing Project) ....................           A                   4.200               6,000,000
      2,620   San Diego Certificates of Participation .................       07/15/01                6.900               2,664,717
      4,500   San Francisco City & County Finance Corp. Lease
                Revenue Bonds (Moscone Center Expansion
                Project-Series 1) .....................................           A                   3.850               4,500,000
      5,000   San Francisco City & County Unified School District
                Tax and Revenue Anticipation Notes ....................       12/13/01                4.375               5,030,845
     10,700   San Jose Redevelopment Agency Revenue Bonds
                (Merged Area Redevelopment Project-Series A) ..........           A              4.150 to 4.300          10,700,000
      2,225   San Mateo County Transit District Sales Tax Revenue
                Series A ..............................................       06/01/01                4.500               2,229,426
        100   Santa Ana Health Facility Revenue Multi-Modal Town and
                Country ...............................................           A                   3.800                 100,000
      2,938   Santa Clara County El Camino Hospital District
                (Hospital Facilities Authority Revenue-Series A) ......           A                   4.550               2,938,000
      9,545   Santa Clara County El Camino Hospital District
                (Hospital Facilities Authority Revenue-Series B) ......           A                   4.550               9,545,000
     14,450   Santa Clara Financing Authority
                (VMC Facility Replacement-Project B) ..................           A                   4.100              14,450,000
      2,300   Southern California Public Power Authority
                Power Project Revenue Bonds (Subordinated Palo Verde
                Project-Series B) .....................................           A                   4.000               2,300,000
      6,900   Southern Public Power Authority Project Revenue Bonds
                (Southern Transmission) ...............................           A                   4.000               6,900,000

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------

MUNICIPAL BONDS AND NOTES--(CONCLUDED)
$     5,000   Tulare County California Tax and Revenue
                Anticipation Notes ....................................        11/14/01               4.500%        $     5,029,697
     10,000   Ventura County Tax and Revenue Anticipation Notes
                (Series A) ............................................        07/03/01               5.000              10,038,470
     12,000   Watereuse Finance Authority California Revenue Bonds ....           A                   4.250              12,000,000
      7,500   West Basin Municipal Water District Revenue
                Certificates of Participation (Series A) ..............           A                   3.950               7,500,000
      4,780   West Covina Redevelopment Agency Lease
                Revenue Bonds (Refunding Lakes Public Parking
                Project) ..............................................           A                   4.250               4,780,000
      2,995   Westminster Certificates of Participation (Civic
                Center Project-Series B) ..............................           A                   4.250               2,995,000
      2,980   Puerto Rico Industrial Medical and Environmental
                Pollution Control Facilities Financing Authority
                Revenue (Series A) ....................................        12/01/01               4.000               2,980,000
                                                                                                                    ---------------
Total Municipal Bonds and Notes (cost--$642,562,590) ..................                                                 642,562,590
                                                                                                                    ---------------

TAX-EXEMPT COMMERCIAL PAPER--16.07%
     11,700   California State General Obligations ....................  02/21/01 to 03/06/01     3.700 to 3.750         11,700,000
      3,000   Anaheim Electric Systems Certificates of Participation ..        02/14/01               4.000               3,000,000
      1,000   East Bay Municipal Utility District .....................        01/23/01               3.800               1,000,000
      3,000   Golden Gate Bridge Highway & Transportation .............        03/12/01               3.800               3,000,000
      6,500   Los Angeles Department of Water and Power ...............  03/19/01 to 05/17/01     3.750 to 4.050          6,500,000
      4,000   Los Angeles Wastewater System ...........................        01/26/01               3.650               4,000,000
      8,500   Modesto Irrigation District .............................  01/17/01 to 04/12/01     3.800 to 4.000          8,500,000
      3,000   Port of Oakland .........................................        01/12/01               3.700               3,000,000
      9,645   Regents of the University of California (Series A) ......  03/07/01 to 05/03/01     3.700 to 4.050          9,645,000
      3,000   Regents of the University of California (Series B) ......        02/20/01               3.700               3,000,000
      2,275   Riverside County General Obligation (Series B) ..........        02/13/01               4.000               2,275,000
      9,050   San Diego Industrial Development Authority
              (San Diego Gas and Electric) ............................  02/16/01 to 03/15/01     3.700 to 4.000          9,050,000
      6,000   San Diego Unified Port Authority (Series B) .............        01/11/01               3.750               6,000,000
      4,100   San Francisco Bay Area Rapid Transit ....................        06/15/01               3.750               4,100,000
      6,000   San Jose International Airport ..........................        03/15/01               3.750               6,000,000
      3,000   University of California Revenues .......................        04/09/01               3.850               3,000,000
     33,763   Government Development Bank of Puerto Rico ..............  01/25/01 to 06/08/01     3.700 to 4.000         33,763,000
      6,396   Puerto Rico Commonwealth Government Development Bank ....  02/09/01 to 04/11/01     3.750 to 4.050          6,396,000
                                                                                                                    ---------------
Total Tax-Exempt Commercial Paper (cost--$123,929,000)                                                                  123,929,000
                                                                                                                    ---------------
Total Investments (cost--$766,491,590 which approximates cost for
  federal income tax purposes)--99.37% ................................                                                 766,491,590
Other assets in excess of liabilities--0.63% ..........................                                                   4,898,126
                                                                                                                    ---------------
Net Assets (applicable to 771,821,494 shares of beneficial interest at
  $1.00 per share)--100.00% ...........................................                                             $   771,389,716
                                                                                                                    ===============

-------------------
A -- Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2000, and reset periodically.

                       Weighted average maturity--54 days.


                 See accompanying notes to financial statements.

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS                            DECEMBER 31, 2000 (UNAUDITED)

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------

MUNICIPAL BONDS AND NOTES--89.06%
$    19,410   New York State Dormitory Authority Revenues
              (Cornell University - Series B) .........................           A              4.600 to 4.900%    $    19,410,000
      5,935   New York State Dormitory Authority Revenues
              (Memorial Sloan Class D) ................................           A                   4.600               5,935,000
     17,250   New York State Dormitory Authority Revenues
              (Memorial Sloan Convertible) ............................           A                   4.600              17,250,000
      9,077   New York State Dormitory Authority Revenues
              (Metropolitan Museum of Art) ............................           A                   4.600               9,077,000
      3,400   New York State Dormitory Authority Revenues
              (Oxford University Press, Inc.) .........................           A                   4.650               3,400,000
      1,800   New York State Dormitory Authority Revenues
              (Rockefeller University Series A) .......................           A                   4.650               1,800,000
      5,000   New York State Dormitory Authority Revenues
              (Wagner College) ........................................           A                   4.800               5,000,000
      2,500   New York State Energy Research & Development Authority
              Pollution Control Revenue (New York State Electric &
                Gas - Series B) .......................................       10/15/01                4.250               2,500,000
        200   New York State Energy Research & Development Authority
              Pollution Control Revenue (New York State Electric &
                Gas - Series D) .......................................           A                   4.850                 200,000
        900   New York State Energy Research & Development Authority
                Pollution Control Revenue (Niagara Mohawk) ............           A                   4.950                 900,000
      2,500   New York State Energy Research & Development Authority
                Pollution Control Revenue (Niagara Mohawk - Series A) .           A                   5.150               2,500,000
     21,400   New York State Energy Research & Development Authority
                Pollution Control Revenue (Orange and Rockland
                Project A) ............................................           A                   4.550              21,400,000
      1,000   New York State Energy Research & Development Authority
                Pollution Control Revenue (Rochester Gas &
                Electric - Series A) ..................................           A                   4.650               1,000,000
      2,915   New York State Energy Research & Development Authority
                Pollution Control Revenue (Rochester Gas &
                Electricity - Series B) ...............................           A                   4.750               2,915,000
     11,400   New York State Energy Research & Development Authority
                Pollution Control Revenue (Rochester Gas &
                Electricity - Series C) ...............................           A                   4.550              11,400,000
      2,675   New York State Environmental Facilities Corp. Pollution
                Control Revenue (Prerefunded-State Water Revolving
                Fund) .................................................       06/15/01                6.875               2,758,280
      3,217   New York State Housing Finance Agency
              (Hospital Special Surgery Staff) ........................           A                   4.400               3,217,000
     16,500   New York State Housing Finance Agency
              (Normandie Court I Project) .............................           A                   4.600              16,500,000
     17,100   New York State Housing Finance Agency Service Contract
              Obligation Revenue Series A .............................           A                   4.750              17,100,000
      1,000   New York State Housing Finance Agency Service Contract
              Obligation Revenue Series C .............................       09/15/01                7.300               1,040,225
     16,015   New York State Local Government Assistance Corp. ........           A              3.600 to 4.600          16,015,000
      2,000   New York State Local Government Assistance Corp.
                Series B ..............................................       04/01/01                7.250               2,054,018
      3,500   New York State Local Government Assistance Corp.
                Series C ..............................................           A                   4.600               3,500,000
      5,000   New York State Local Government Assistance Corp.
                Series E ..............................................           A                   4.600               5,000,000
      5,455   New York State Medical Care Facilities Finance Agency
              (Pooled Equipment Loan Program) .........................           A                   4.600               5,455,000
      3,830   New York State Thruway Authority Service Contract
                Revenue Local Highway & Bridge ........................       01/01/01                6.000               3,830,000

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------

MUNICIPAL BONDS AND NOTES--(CONTINUED)
$     2,000   New York State Urban Development Corp. Revenue
                (Correctional Capital Facilities Series 2) ............       01/02/01                7.500%        $     2,040,000
      2,221   Amherst Bond Anticipation Notes .........................       07/25/01                5.000               2,228,388
      1,900   Amityville Union Free School District Tax Anticipation
                Notes .................................................       06/26/01                5.000               1,904,388
     14,300   Babylon Industrial Development Agency Resources
                (Ogden Martin Project) ................................          A                    4.550              14,300,000
      3,000   Babylon Union Free School District Tax Anticipation
                Notes .................................................       06/27/01                5.000               3,005,981
      4,500   Canandaigua City School District Revenue Anticipation
                Notes .................................................       07/11/01                5.000               4,510,126
      1,200   Chautauqua Lake Central School District .................       06/15/01                5.125               1,204,424
      5,000   Dutchess County Bond Anticipation Notes Series A ........       02/15/01                4.500               5,002,063
      6,000   East Hampton Union Free School District Tax Anticipation
                Notes .................................................       06/28/01                5.000               6,017,668
      5,000   Eastern Suffolk Board Cooperative Educational Services
                District Revenue Anticipation Notes ...................       06/28/01                5.000               5,008,144
      6,550   Erie County Water Authority .............................          A                    4.550               6,550,000
      4,295   Garden City Union Free School District Tax Anticipation
                Notes .................................................       06/22/01                4.900               4,307,797
      2,000   Hempstead Union Free School District Tax Anticipation
                Notes .................................................       06/28/01                5.250               2,005,119
      2,000   Locust Valley Central School District Bond Anticipation
                Notes .................................................       05/25/01                4.750               2,003,858
      9,500   Long Island Power Authority Electric Systems Revenue
                Series 1 ..............................................          A                    4.850               9,500,000
      1,800   Long Island Power Authority Electric Systems Revenue
                Series 6 ..............................................          A                    4.900               1,800,000
     13,300   Long Island Power Authority Electric Systems Revenue
                Series 7 ..............................................          A                    4.650              13,300,000
      5,900   Marlboro Central School District Bond Anticipation Notes        06/27/01                5.000               5,909,556
        500   Nassau County Industrial Development Agency Civic
                Facility Revenue (Winthrop University Hospital
                Association Project) ..................................          A                    4.900                 500,000
      7,000   New York City Revenue Anticipating Notes Series A .......       04/12/01                5.000               7,015,208
      3,530   New York City Series A ..................................       08/15/01                7.750               3,655,566
      2,800   New York City Series B ..................................  01/01/01 to 01/02/01     4.900 to 5.500          2,800,000
              New York City Series B ..................................          A                    4.800               6,100,000
      7,900   New York City Series B-2 ................................       08/15/23                4.850               7,900,000
        500   New York City Series B-3 ................................       01/01/01                5.500                 500,000
        900   New York City (Series B, SubSeries B-5) .................          A                    4.900                 900,000
      3,500   New York City Series F-4 ................................       01/03/01                4.650               3,500,000
      2,000   New York City Series F-6 ................................       01/03/01                4.650               2,000,000
     11,380   New York City Health and Hospital Corp. Revenue
                (Health System - Series B) .............................         A                    4.650              11,380,000
      7,355   New York City Health and Hospital Corp. Revenue
                (Health System - Series C) .............................         A                    4.650               7,355,000
      9,075   New York City Housing Development Corp. Mortgage Revenue
              Multi-Family (Queenswood - Series A) ....................          A                    4.550               9,075,000
      8,000   New York City Housing Development Corp. Multi-Family
                Rental Housing Parkgate Development Series A ..........       01/03/01                4.550               8,000,000
      3,100   New York City Industrial Development Agency
                (Calhoun School) ......................................          A                    4.900               3,100,000
      3,725   New York City Industrial Development Agency
                Civic Facility Revenue (Church of Heavenly Rest) ......          A                    4.650               3,725,000
        500   New York City Industrial Development Agency
                (National Audubon Society) ............................       01/02/01                4.850                 500,000


PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------

MUNICIPAL BONDS AND NOTES--(CONCLUDED)
$     1,700   New York City Water Finance Authority
                Water & Sewer Systems Revenue Series A ................       06/15/01                7.000%        $     1,734,842
        600   New York City Municipal Water Finance Authority
                Water & Sewer Systems Revenue Series A ................          A                    4.750                 600,000
     15,600   New York City Municipal Water Finance Authority
                Water & Sewer Systems Revenue Series C ................       01/02/01            4.900 to 4.950         15,600,000
      4,000   New York City Transitional Finance Authority Revenue
                Series A ..............................................          A                    4.850               4,000,000
      5,840   New York City Trust for Cultural Resources
                (American Museum of Natural History - Series A) .......          A                    4.550               5,840,000
      2,800   New York City Trust for Cultural Resources
                (American Museum of Natural History - Series B) .......          A                    4.550               2,800,000
      3,400   New York City Trust for Cultural Resources (Carnegie
                Hall) .................................................          A                    4.800               3,400,000
        400   New York City Trust for Cultural Resources
                (Soloman R Guggenheim - Series B) .....................          A                    4.850                 400,000
      4,100   Niagara Falls Toll Bridge Commission ....................          A                    4.550               4,100,000
      4,000   Oceanside Union Free School District Tax Anticipation
                Notes .................................................       06/28/01                5.000               4,010,271
      5,935   Oyster Bay Tax Anticipation Notes .......................       01/26/01                4.750               5,936,940
      1,500   Oyster Bay Revenue Anticipation Notes ...................       09/28/01                5.125               1,505,029
      5,000   Oyster Bay Revenue Anticipation Notes Series A ..........       04/26/01                5.250               5,006,004
      4,000   Riverhead Central School District Tax Anticipation Notes        06/22/01                5.000               4,005,387
      5,045   Rotterdam Industrial Development Agency
                (Rotterdam Industrial Park Project) ...................          A                    4.650               5,045,000
      6,470   Suffolk County Tax Anticipation Notes ...................       09/10/01                4.750               6,490,622
     17,465   Suffolk County Water Authority Bond Anticipation Notes ..          A                    4.650              17,465,000
      4,900   Triborough Bridge & Tunnel Authority Special Obligation
                (Series A) ............................................          A                    4.700               4,900,000
      5,000   Triborough Bridge & Tunnel Authority Special Obligation
                (Series D) ............................................          A                    4.550               5,000,000
      8,000   Triborough Bridge & Tunnel Authority Special Obligation
                (Series N15-Reg D) ....................................          A                    5.050               8,000,000
      9,312   Yonkers Industrial Development Agency (Consumers Union
                Facility) .............................................          A                    4.800               9,312,000
      2,500   Yonkers Revenue Anticipation Notes Series A .............       06/28/01                5.000               2,512,047
                                                                                                                    ---------------
Total Municipal Bonds and Notes (cost--$467,422,951)                                                                    467,422,951
                                                                                                                    ---------------
TAX-EXEMPT COMMERCIAL PAPER--12.34%
      7,350   New York State Dormitory Authority Revenue Mount Sinai ..  02/09/01 to 03/09/01      4.100 to 4.300         7,350,000
      3,000   New York State Thruway Authority ........................       02/01/01                4.200               3,000,000
      9,400   Port Authority of New York and New Jersey ...............  02/12/01 to 04/10/01      4.250 to 4.300         9,400,000
     30,500   Metropolitan Transportation Authority ...................  01/17/01 to 03/23/01      4.000 to 4.350        30,500,000
      3,500   New York City Government Bond ...........................        02/09/01               4.200               3,500,000
     11,000   New York City Municipal Water Finance Authority .........  01/24/01 to 02/22/01         4.400              11,000,000
                                                                                                                    ---------------
Total Tax-Exempt Commercial Paper (cost--$64,750,000) .................                                                  64,750,000
                                                                                                                    ---------------
Total Investments (cost--$532,172,951 which approximates
  cost for federal income tax purposes)--101.40% ......................                                                 532,172,951
Liabilities in excess of other assets--(1.40)% ........................                                                  (7,366,114)
                                                                                                                   ---------------
Net Assets (applicable to 524,931,275 shares of beneficial interest
  at $1.00 per share)--100.00% ........................................                                             $   524,806,837
                                                                                                                    ===============

-------------------
A -- Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2000, and reset periodically.

                       Weighted average maturity--39 days.

                 See accompanying notes to financial statements.

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND


STATEMENT OF NET ASSETS                            DECEMBER 31, 2000 (UNAUDITED)


 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------

MUNICIPAL BONDS AND NOTES--84.92%
$        700     New Jersey Economic Development Authority
                   (400 International Drive Partners) .................            A                  4.800%         $    700,000
       1,900     New Jersey Economic Development Authority
                   (Avalon Hotel Associates) ..........................            A                  4.650             1,900,000
       1,450     New Jersey Economic Development Authority
                   (Church and Dwight Co. Project) ....................            A                  4.700             1,450,000
         770     New Jersey Economic Development Authority
                   (Color Graphics Inc. Project) ......................            A                  4.700               770,000
       2,000     New Jersey Economic Development Authority
                   (Curtiss Wright Flight) ............................            A                  4.650             2,000,000
       3,750     New Jersey Economic Development Authority
                   (Danic Urban Renewel) ..............................            A                  4.350             3,750,000
         775     New Jersey Economic Development Authority
                   (Economic Growth Series B) .........................            A                  4.600               775,000
         550     New Jersey Economic Development Authority
                   (Economic Growth Series D-1) .......................            A                  4.700               550,000
       2,800     New Jersey Economic Development Authority
                   (El Dorado Terminals A) ............................            A                  4.900             2,800,000
       1,800     New Jersey Economic Development Authority
                   (El Dorado Terminals B) ............................            A                  4.800             1,800,000
         800     New Jersey Economic Development Authority
                   (Exxon Project) ....................................            A                  4.050               800,000
       1,100     New Jersey Economic Development Authority
                   (Foreign Trade Zone Project) .......................            A                  5.000             1,100,000
         430     New Jersey Economic Development Authority
                   (Greater Mercer County Series G) ...................            A                  4.600               430,000
         300     New Jersey Economic Development Authority
                   (Hoffman Louisiana Roche Inc. Project) .............            A                  5.000               300,000
       1,125     New Jersey Economic Development Authority
                   (Investment Co. LLC) ...............................            A                  4.850             1,125,000
       2,000     New Jersey Economic Development Authority
                   (Job Haines Home Project) ..........................            A                  4.600             2,000,000
         405     New Jersey Economic Development Authority
                   (Kenwood USA Corp. Project) ........................            A                  4.750               405,000
       1,105     New Jersey Economic Development Authority
                   (Marco Holdings LLC Series A) ......................            A                  4.850             1,105,000
         865     New Jersey Economic Development Authority
                   (Nash Group 1985 Project) ..........................            A                  4.700               865,000
         700     New Jersey Economic Development Authority
                   (Natural Gas Company ) .............................            A                  4.800               700,000
         800     New Jersey Economic Development Authority
                   (Natural Gas Co. Project Series A) .................            A                  4.550               800,000
       2,400     New Jersey Economic Development Authority
                   (Natural Gas Co. Project Series B) .................            A                  5.050             2,400,000
       1,000     New Jersey Economic Development Authority
                   (Natural Gas Co. Project Series C) .................            A                  4.600             1,000,000

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------

MUNICIPAL BONDS AND NOTES--(CONTINUED)

$      2,100     New Jersey Economic Development Authority
                   (Public Service Electric and Gas Co. Series A) .....            A                  4.700%        $  2,100,000
         350     New Jersey Economic Development Authority
                   (St. James Prep Society Service Project) ...........            A                  4.650              350,000
       1,405     New Jersey Economic Development Authority
                   (Stolthaven Project Series A) ......................            A                  4.900            1,405,000
       1,000     New Jersey Economic Development Authority
                   (Thermal Energy Limited Partnership) ...............            A                  4.650            1,000,000
       1,000     New Jersey Economic Development Authority
                   (Thermal Energy Limited) ...........................            A                  4.650            1,000,000
       1,300     New Jersey Economic Development Authority
                   (Transportation Project Sublease Series B) .........        05/01/01               5.000            1,303,302
         320     New Jersey Economic Development Authority
                   Series G ...........................................            A                  4.550              320,000
       1,000     New Jersey Economic Development Authority
                   Series N3 ..........................................            A                  5.050            1,000,000
       1,600     New Jersey Economic Development Authority Water
                   Facilities Revenue (Elizabethtown Water Co.
                   Project A) .........................................            A                  4.600            1,600,000
       2,600     New Jersey Educational Facilities Authority
                   (College of New Jersey Series A) ...................            A                  4.650            2,600,000
       1,000     New Jersey Educational Facilities Authority
                   (Institute for Advanced Study Series B) ............        07/01/01               6.350            1,019,511
       3,000     New Jersey Health Care Facilities Authority
                   (Hackettstown Community Hospital) ..................            A                  4.600            3,000,000
       2,000     New Jersey State .....................................        08/01/01               5.800            2,017,687
         700     New Jersey State
                   (Series D) .........................................        02/15/01               5.250              700,874
       1,000     New Jersey State Transportation Trust Fund Authority
                   (Transportation Systems Series B) ..................        06/15/01               5.000            1,002,403
       7,100     New Jersey State Turnpike Authority ..................            A                  4.500            7,100,000
       1,000     New Jersey State Turnpike Authority
                   Series A MBIA ......................................        01/02/01               5.700            1,000,000
       3,550     Port Authority of New York and New Jersey ............            A             4.900 to 5.000        3,550,000
       1,833     Burlington County New Jersey .........................        04/20/01               4.625            1,835,219
         630     Burlington Township Board of Education ...............        01/15/01               5.500              630,290
         926     Cumberland County New Jersey .........................        10/03/01               4.650              927,665
       3,100     Essex County Improvement Authority Revenue ...........            A             4.180 to 5.000        3,103,171
       1,500     Essex County Improvement Authority Revenue
                   (County Asset Sale Project) ........................            A                  4.600            1,500,000
       1,000     Essex County New Jersey
                   Series A ...........................................        07/27/01               4.750            1,001,894
       2,400     Federated New Jersey Municipal Cash Trust ............            A                  3.860            2,400,000
       1,000     Jefferson Township ...................................        07/13/01               4.750            1,001,872
       1,500     Jersey City
                   Series A ...........................................        05/15/01               6.600            1,542,779
       1,000     Jersey City Redevelopment Authority ..................        01/03/01               4.500            1,000,000
       1,000     Mercer County Improvement Authority ..................            A                  4.610            1,000,000

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

 PRINCIPAL
  AMOUNT
   (000)                                                                    MATURITY DATES       INTEREST RATES          VALUE
------------                                                              ------------------    ----------------    ---------------

MUNICIPAL BONDS AND NOTES--(CONCLUDED)
$      2,000     Middlesex County .....................................        01/19/01                 4.500%      $  2,000,520
       2,700     Monmouth County General Improvement ..................        01/03/01                 4.500          2,700,000
       1,250     Morristown ...........................................  02/01/01 to 04/30/01      4.650 to 5.000      1,251,955
       1,200     Salem County Pollution Control Financing .............        01/03/01                 4.900          1,200,000
       1,000     Sparta Township Bond Anticipation Notes ..............        01/18/01                 5.000          1,000,179
       1,400     Trenton New Jersey ...................................        10/19/01                 4.500          1,401,275
       2,000     Union County Pollution Control Finance Authority
                  (Exxon Project) .....................................           A                3.700 to 3.900      2,000,000
       2,000     Vineland .............................................        01/19/01                 5.500          2,000,617
       1,000     Woodbridge Township ..................................        07/27/01                 4.750          1,002,277
                                                                                                                    ------------
Total Municipal Bonds and Notes (cost--$92,093,490) ...................                                               92,093,490
                                                                                                                    ------------

TAX-EXEMPT COMMERCIAL PAPER--13.41%
       5,500     New Jersey Tax Revenue
                  (Series 1997 A) .....................................  02/07/01 to 04/11/01      4.250 to 4.350      5,500,000
       3,250     Port Authority of New York and New Jersey ............  02/09/01 to 03/09/01      4.200 to 4.300      3,250,000
       3,587     Puerto Rico Commonwealth Government Development Bank .  02/20/01 to 02/23/01      3.850 to 4.000      3,587,000
       2,200     Salem County Pollution Control Financing .............        01/09/01                 4.400          2,200,000
                                                                                                                    ------------
Total Tax Exempt Commercial Paper (cost--$14,537,000) .................                                               14,537,000
                                                                                                                    ------------
Total Investments (cost--$106,630,490 which approximates
    cost for federal income tax purposes)--98.33% .....................                                              106,630,490
Other assets in excess of liabilities--1.67% ..........................                                                1,815,868
                                                                                                                    ------------
Net Assets (applicable to 108,442,013 shares of beneficial interest at
    $1.00 per share)--100.00% .........................................                                             $108,446,358
                                                                                                                    ============

A -- Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2000, and reset periodically.

MBIA -- Municipal Bond Investors Assurance.



                      Weighted average maturity--41 days.


                See accompanying notes to financial statements.

PAINEWEBBER

STATEMENT OF OPERATIONS


                                                             FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)
                                            ----------------------------------------------------------------------------------------
                                            MONEY MARKET  U.S. GOVERNMENT      RMA            RMA            RMA            RMA
                                             PORTFOLIO       PORTFOLIO       TAX-FREE      CALIFORNIA      NEW YORK      NEW JERSEY
                                            ------------  ---------------  ------------   ------------   ------------   ------------
INVESTMENT INCOME:

Interest .................................  $650,516,910    $55,563,560     $64,498,105    $13,407,576     $9,850,735     $1,821,098
                                            ------------   ------------    ------------   ------------   ------------   ------------

EXPENSES:
Investment advisory and administration ...    48,652,555      3,557,675       6,388,014      1,678,126      1,149,152        227,826
Distribution fees ........................          --        1,098,773       1,902,991        451,090        300,686         54,679
Transfer agency and related services fees.     6,130,226        133,509         250,605         85,680         48,350         19,574
Custody and accounting ...................       971,970         88,412         151,174         46,084         24,050          5,416
Federal and state registration ...........       535,547         38,678          30,028         42,038         39,316          3,790
Reports and notices to shareholders ......       343,018         20,867          28,246         24,304         33,273          6,450
Insurance ................................       349,134           --            74,113         18,500         11,050          5,875
Professional Fees ........................       107,911         27,227          30,647         35,550         31,054         19,746
Directors'/Trustees' fees ................         5,250          5,250           5,250          5,250          5,250          5,250
Other expenses ...........................        44,474          2,616           1,097         13,419         13,810          1,031
                                            ------------   ------------    ------------   ------------   ------------   ------------
                                              57,140,085      4,973,007       8,862,165      2,400,041      1,655,991        349,637
                                            ------------   ------------    ------------   ------------   ------------   ------------
Net investment income ....................   593,376,825     50,590,553      55,635,940     11,007,535      8,194,744      1,471,461
NET REALIZED GAINS FROM
    INVESTMENT TRANSACTIONS ..............       293,762         20,111           4,223         39,911         79,999          9,082
                                            ------------   ------------    ------------   ------------   ------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS ...........................  $593,670,587    $50,610,664     $55,640,163    $11,047,446     $8,274,743     $1,480,543
                                            ============   ============    ============   ============   ============   ============



                 See accompanying notes to financial statements

PAINEWEBBER


STATEMENT OF CHANGES IN NET ASSETS


                                                                              FOR THE
                                                                          SIX MONTHS ENDED
                                                                          DECEMBER 31, 2000       FOR THE YEAR ENDED
                                                                             (UNAUDITED)            JUNE 30, 2000
                                                                          -----------------       ------------------
PAINEWEBBER RMA MONEY MARKET PORTFOLIO

FROM OPERATIONS:
Net investment income ................................................      $   593,376,825         $   791,425,383
Net realized gains from investment transactions ......................              293,762                  73,478
                                                                           ----------------        ----------------
Net increase in net assets resulting from operations .................          593,670,587             791,498,861
                                                                           ----------------        ----------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ................................................         (593,376,825)           (791,425,383)
                                                                           ----------------        ----------------
Net increase in net assets from capital share transactions ...........        5,201,268,390           2,374,975,841
                                                                           ----------------        ----------------
Net increase in net assets ...........................................        5,201,562,152           2,375,049,319

NET ASSETS:
Beginning of period ..................................................       15,821,189,433          13,446,140,114
                                                                           ----------------        ----------------
End of period ........................................................      $21,022,751,585         $15,821,189,433
                                                                           ================        ================

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

FROM OPERATIONS:
Net investment income ................................................      $    50,590,553         $    74,784,444
Net realized gains from investment transactions ......................               20,111                  16,750
                                                                           ----------------        ----------------
Net increase in net assets resulting from operations .................           50,610,664              74,801,194
                                                                           ----------------        ----------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ................................................          (50,590,553)            (74,784,444)
                                                                           ----------------        ----------------
Net increase in net assets from capital share transactions ...........          190,579,066             316,234,950
                                                                           ----------------        ----------------
Net increase in net assets ...........................................          190,599,177             316,251,700

NET ASSETS:
Beginning of period ..................................................        1,670,845,369           1,354,593,669
                                                                           ----------------        ----------------
End of period ........................................................      $ 1,861,444,546         $ 1,670,845,369
                                                                           ================        ================


                 See accompanying notes to financial statements
34

PAINEWEBBER


STATEMENT OF CHANGES IN NET ASSETS

                                                                                      FOR THE
                                                                                  SIX MONTHS ENDED
                                                                                  DECEMBER 31, 2000       FOR THE YEAR ENDED
                                                                                     (UNAUDITED)            JUNE 30, 2000
                                                                                  -----------------       ------------------
PAINEWEBBER RMA TAX-FREE FUND, INC.

FROM OPERATIONS:
Net investment income ........................................................       $   55,635,940          $   82,357,531
Net realized gains from investment transactions ..............................                4,223                  66,339
                                                                                   ----------------        ----------------
Net increase in net assets resulting from operations .........................           55,640,163              82,423,870
                                                                                   ----------------        ----------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ........................................................          (55,635,940)            (82,357,531)
                                                                                   ----------------        ----------------
Net increase in net assets from capital share transactions ...................          556,565,308             168,873,461
                                                                                   ----------------        ----------------
Net increase in net assets ...................................................          556,569,531             168,939,800

NET ASSETS:
Beginning of period ..........................................................        2,593,877,713           2,424,937,913
                                                                                   ----------------        ----------------
End of period ................................................................       $3,150,447,244          $2,593,877,713
                                                                                   ================        ================

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

FROM OPERATIONS:
Net investment income ........................................................       $   11,007,535          $   16,469,736
Net realized gains from investment transactions ..............................               39,911                       3
                                                                                   ----------------        ----------------
Net increase in net assets resulting from operations .........................           11,047,446              16,469,739
                                                                                   ----------------        ----------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ........................................................          (11,007,535)            (16,469,736)
                                                                                   ----------------        ----------------
Net increase in net assets derived from beneficial interest transactions .....          144,925,650              51,128,544
                                                                                   ----------------        ----------------
Net increase in net assets ...................................................          144,965,561              51,128,547

NET ASSETS:
Beginning of period ..........................................................          626,424,155             575,295,608
                                                                                   ----------------        ----------------
End of period ................................................................       $  771,389,716          $  626,424,155
                                                                                   ================        ================

       See accompanying notes to financial statements

PAINEWEBBER


STATEMENT OF CHANGES IN NET ASSETS

                                                                                      FOR THE
                                                                                  SIX MONTHS ENDED
                                                                                  DECEMBER 31, 2000       FOR THE YEAR ENDED
                                                                                     (UNAUDITED)            JUNE 30, 2000
                                                                                  -----------------       ------------------
PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

FROM OPERATIONS:
Net investment income ........................................................         $  8,194,744            $ 12,540,286
Net realized gains from investment transactions ..............................               79,999                    --
                                                                                   ----------------        ----------------
Net increase in net assets resulting from operations .........................            8,274,743              12,540,286
                                                                                   ----------------        ----------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ........................................................           (8,194,744)            (12,540,286)
                                                                                   ----------------        ----------------
Net increase in net assets derived from capital share transactions ...........           87,473,657              64,373,459
                                                                                   ----------------        ----------------
Net increase in net assets ...................................................           87,553,656              64,373,459

NET ASSETS:
Beginning of period ..........................................................          437,253,181             372,879,722
                                                                                   ----------------        ----------------
End of period ................................................................         $524,806,837            $437,253,181
                                                                                   ================        ================

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

FROM OPERATIONS:
Net investment income ........................................................         $  1,471,461            $  2,556,532
Net realized gains from investment transactions ..............................                9,082                    --
                                                                                   ----------------        ----------------
Net increase in net assets resulting from operations .........................            1,480,543               2,556,532
                                                                                   ----------------        ----------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ........................................................           (1,471,461)             (2,556,532)
                                                                                   ----------------        ----------------
Net increase in net assets from beneficial interest transactions .............           15,161,280              30,303,941
                                                                                   ----------------        ----------------
Net increase in net assets ...................................................           15,170,362              30,303,941

NET ASSETS:
Beginning of period ..........................................................           93,275,996              62,972,055
                                                                                   ----------------        ----------------
End of period ................................................................         $108,446,358            $ 93,275,996
                                                                                   ================        ================


       See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      PaineWebber RMA Money Fund, Inc. (the "Corporation") and PaineWebber RMA Tax-Free Fund, Inc. ("RMA Tax-Free") were organized under the laws of Maryland on July 2, 1982 and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund with three portfolios, each of which are diversified series: PaineWebber RMA Money Market Portfolio ("Money Market Portfolio"), PaineWebber RMA U.S. Government Portfolio ("U.S. Government Portfolio") and PaineWebber Retirement Money Fund. The financial statements of PaineWebber Retirement Money Fund are not included herein.

      PaineWebber Managed Municipal Trust ("Managed Municipal Trust") and PaineWebber Municipal Money Market Series ("Municipal Money Market Series") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two non-diversified series of shares: PaineWebber RMA California Municipal Money Fund ("RMA California") and PaineWebber RMA New York Municipal Money Fund ("RMA New York"). Municipal Money Market Series currently offers one non-diversified series of shares: PaineWebber RMA New Jersey Municipal Money Fund ("RMA New Jersey", and when referred together with Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York collectively, the "Funds").

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

      VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on the accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

      REPURCHASE AGREEMENTS--The Money Market Portfolios and U.S. Government Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


CONCENTRATION OF RISK

      The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

      Additionally, RMA California, RMA New York and RMA New Jersey follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting each state and certain of their public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of those Funds.

INVESTMENT ADVISER AND ADMINISTRATOR

      Each Fund has entered into a board approved Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator. In accordance with the Advisory Contract, each Fund pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                        ANNUAL
       AVERAGE DAILY NET ASSETS                                          RATE
       ------------------------                                          ----
       MONEY MARKET PORTFOLIO AND RMA NEW JERSEY:
       All ............................................................    0.50%

       U.S. GOVERNMENT PORTFOLIO, RMA CALIFORNIA AND RMA NEW YORK:
       Up to $300 million .............................................    0.50
       In excess of $300 million up to $750 million ...................    0.44
       Over $750 million ..............................................    0.36

       RMA TAX-FREE:
       Up to $1.0 billion .............................................    0.50
       In excess of $1.0 billion up to $1.5 billion ...................    0.44
       Over $1.5 billion ..............................................    0.36

      At December 31, 2000, the Funds owed PaineWebber for investment advisory and administration fees as follows:

       Money Market Portfolio .......................................$8,975,547
       U.S. Government Portfolio ....................................   632,568
       RMA Tax-Free ................................................. 1,141,810
       RMA California ...............................................   297,600
       RMA New York .................................................   206,584
       RMA New Jersey ...............................................    45,511

      Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), an indirect wholly owned subsidiary of UBS AG, serves as sub-adviser and sub-administrator of the Funds pursuant to a Sub-Advisory and Sub-Administration Contract between PaineWebber and Mitchell Hutchins. In accordance with the contract, PaineWebber (not the Funds) pays Mitchell Hutchins a fee, accrued daily and paid monthly, at an annual rate of 20% of the fee paid by the Funds to PaineWebber under the Advisory Contract.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


DISTRIBUTION PLAN

      PaineWebber is the distributor of each Funds' shares. Under the plans of distribution, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York are authorized to pay PaineWebber a monthly service fee at the annual rate of up to 0.15% of average daily net assets and RMA New Jersey is authorized to pay at the annual rate of up to 0.12% of average daily net assets for providing certain shareholder services. Currently, PaineWebber is compensated for providing such services at the annual rate of 0.125% for each of those Funds except for RMA New Jersey which pays at the annual rate of 0.12%. No such fees are charged by PaineWebber for the similar services it provides for the Money Market Portfolio. At December 31, 2000, the Funds owed PaineWebber for such service fees as follows:

       U.S. Government Portfolio ................................       $196,639
       RMA Tax-Free .............................................        343,379
       RMA California ...........................................         80,331
       RMA New York .............................................         54,346
       RMA New Jersey ...........................................         10,923

TRANSFER AGENCY AND RELATED SERVICES FEES

      PaineWebber provides transfer agency and related services to the Funds pursuant to a delegation of authority from PFPC, Inc., the Funds' transfer agent, and is compensated for these services by PFPC, Inc., not the Funds. For the six months ended December 31, 2000, PaineWebber received an approximate percentage of total transfer agency and related service fees from PFPC, Inc., not the Funds, as follows:

       Money Market Portfolio ..........................................56%
       U.S. Government Portfolio .......................................55%
       RMA Tax-Free ....................................................55%
       RMA California ..................................................55%
       RMA New York ....................................................55%
       RMA New Jersey ..................................................56%

MONEY MARKET FUND INSURANCE BOND

      Each Fund (except U.S. Government Portfolio) obtained an insurance bond that provides limited coverage for certain loss events involving certain money market instruments held by each Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bond provides for coverage up to $200 million for a number of funds with a deductible of 10 basis points (0.10%) of the total assets of each Fund for First Tier Securities and 50 basis points (0.50%) of the total assets of each Fund for Second Tier Securities, in each case determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bond, each Fund would expect to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which is generally no later than the maturity of the security. While the policy is intended to provide some protection against credit risk and to help each Fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so. For the six month period ended December 31, 2000, the Funds did not use this insurance bond.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


OTHER LIABILITIES

      At December 31, 2000, the Funds had the following liabilities outstanding:


                                                                                 PAYABLE FOR
                                                                DIVIDENDS        INVESTMENTS
                                                                 PAYABLE          PURCHASED
                                                              -------------     -------------
       Money Market Portfolio ............................    $  38,746,842     $      --
       U.S. Government Portfolio .........................        3,176,862            --
       RMA Tax-Free ......................................        3,763,490        16,839,855
       RMA California ....................................          760,461            --
       RMA New York ......................................          597,101        10,900,262
       RMA New Jersey ....................................          114,330            --

FEDERAL TAX STATUS

      Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Funds do not intend to be subject to federal excise tax.

      At June 30, 2000, the Funds had capital loss carryforwards as follows:

       Money Market Portfolio ......................................    $2,385,448
       RMA Tax-Free ................................................       208,391
       RMA California ..............................................       172,837
       RMA New York ................................................        61,031
       RMA New Jersey ..............................................         4,739

      These loss carryforwards are available as reductions, to the extent provided in the regulations, of future net realized capital gains, and will expire on June 30, 2003 for Money Market Portfolio, between June 30, 2001 and June 30, 2004 for RMA Tax-Free and RMA California, between June 30, 2002 and June 30, 2003 for RMA New York, and between June 30, 2002 and June 30, 2007 for RMA New Jersey. To the extent these losses are used to offset future net capital gains, the gains so offset will not be distributed. U.S. Government Portfolio did not have a capital loss carryforward at June 30, 2000.

BANK LINE OF CREDIT

      RMA Tax-Free may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of RMA Tax-Free at the request of the shareholders and other temporary or emergency purposes. In connection therewith, RMA Tax-Free has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to RMA Tax-Free at rates based on prevailing market rates in effect at the time of borrowings. On December 29, 2000, RMA Tax-Free borrowed approximately $91,900,000 under the Facility for four days at a rate of 7.15% which resulted in $73,009 of interest expense. RMA Tax-Free did not borrow under the Facility at any other time during the six months ended December 31, 2000.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


CAPITAL SHARE TRANSACTIONS

      There are 30 billion $0.001 par value authorized shares of common stock relating to Money Market Portfolio, 10 billion $0.001 par value authorized shares of common stock relating to the U.S. Government Portfolio and 20 billion $0.001 par value authorized shares of common stock relating to the RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:


                                                                             FOR THE SIX MONTHS ENDED DECEMBER 31, 2000
                                                               --------------------------------------------------------------------
                                                                 MONEY MARKET             U.S. GOVERNMENT               RMA
                                                                  PORTFOLIO                  PORTFOLIO                TAX-FREE
                                                               ----------------          ----------------          ----------------
Shares sold ..........................................           56,636,569,737             3,816,388,706             8,205,099,170
Shares repurchased ...................................          (51,999,683,602)           (3,674,413,242)           (7,701,830,086)
Dividends reinvested .................................              564,382,255                48,603,602                53,296,224
                                                               ----------------          ----------------          ----------------
Net increase in shares outstanding ...................            5,201,268,390               190,579,066               556,565,308
                                                               ================          ================          ================
                                                                                 FOR THE YEAR ENDED JUNE 30, 2000
                                                               --------------------------------------------------------------------
                                                                 MONEY MARKET             U.S. GOVERNMENT               RMA
                                                                  PORTFOLIO                  PORTFOLIO                TAX-FREE
                                                               ----------------          ----------------          ----------------
Shares sold ..........................................          104,443,038,028             8,620,543,209            16,326,207,165
Shares repurchased ...................................         (102,838,070,318)           (8,377,198,200)          (16,237,766,244)
Dividends reinvested .................................              770,008,131                72,889,941                80,432,540
                                                               ----------------          ----------------          ----------------
Net increase in shares outstanding ...................            2,374,975,841               316,234,950               168,873,461
                                                               ================          ================          ================

BENEFICIAL INTEREST

      There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California, RMA New York and RMA New Jersey. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                            FOR THE SIX MONTHS ENDED DECEMBER 31, 2000
                                                               --------------------------------------------------------------------
                                                                      RMA                     RMA                        RMA
                                                                  CALIFORNIA                NEW YORK                  NEW JERSEY
                                                               ----------------          ----------------          ----------------
Shares sold ..........................................            1,836,076,261             1,562,655,956               293,038,873
Shares repurchased ...................................           (1,701,668,115)           (1,482,995,002)             (279,272,845)
Dividends reinvested .................................               10,517,504                 7,812,703                 1,395,252
                                                               ----------------          ----------------          ----------------
Net increase in shares outstanding ...................              144,925,650                87,473,657                15,161,280
                                                               ================          ================          ================
                                                                                  FOR THE YEAR ENDED JUNE 30, 2000
                                                               --------------------------------------------------------------------
                                                                      RMA                     RMA                        RMA
                                                                  CALIFORNIA                NEW YORK                  NEW JERSEY
                                                               ----------------          ----------------          ----------------
Shares sold ..........................................            3,492,170,914             3,076,372,707               621,628,206
Shares repurchased ...................................           (3,457,112,277)           (3,024,185,987)             (593,778,319)
Dividends reinvested .................................               16,069,907                12,186,739                 2,454,054
                                                               ----------------          ----------------          ----------------
Net Increase in shares outstanding ...................               51,128,544                64,373,459                30,303,941
                                                               ================          ================          ================

PAINEWEBBER RMA MONEY MARKET PORTFOLIO


FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                                FOR THE
                                            SIX MONTHS ENDED                        FOR THE YEARS ENDED JUNE 30,
                                            DECEMBER 31, 2000  -----------------------------------------------------------------
                                               (UNAUDITED)       2000           1999          1998         1997          1996
                                            -----------------  -----------   -----------   -----------  -----------   ----------
Net asset value, beginning of period ......   $      1.00      $      1.00   $      1.00   $      1.00  $      1.00   $     1.00
                                              -----------      -----------   -----------   -----------  -----------   ----------
Net investment income .....................         0.031            0.052         0.046         0.051        0.049        0.051
Dividends from net investment income ......        (0.031)          (0.052)       (0.046)       (0.051)      (0.049)      (0.051)
                                              -----------      -----------   -----------   -----------  -----------   ----------
Net asset value, end of period ............   $      1.00      $      1.00   $      1.00   $      1.00   $     1.00   $     1.00
                                              ===========      ===========   ===========   ===========   ==========   ==========
Total investment return(1) ................          3.11%            5.29%         4.76%         5.21%        5.04%        5.25%
                                              ===========      ===========   ===========   ===========   ==========   ==========

Ratios/Supplemental Data:
Net assets, end of period (000's) .........   $21,022,752      $15,821,189   $13,446,140   $11,135,226   $8,673,055   $7,522,612
Expenses to average net assets ............          0.59%*           0.59%         0.59%         0.60%        0.59%        0.60%(2)
Net investment income to average net assets          6.10%*           5.19%         4.64%         5.09%        4.94%        5.14%(2)


-------------------
*    Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for period less than one year has not been annualized.

(2)  These ratios include non-recurring acquisition expenses of 0.01%.

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO


FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                                 FOR THE
                                             SIX MONTHS ENDED                       FOR THE YEARS ENDED JUNE 30,
                                             DECEMBER 31, 2000   ---------------------------------------------------------------
                                                 (UNAUDITED)       2000         1999         1998          1997          1996
                                             -----------------  ----------   ----------   ----------    ----------    ----------
Net asset value, beginning of period .......   $     1.00       $     1.00   $     1.00   $     1.00    $     1.00    $     1.00
                                               ----------       ----------   ----------   ----------    ----------    ----------
Net investment income ......................        0.029            0.048        0.044        0.049         0.048         0.049
Dividends from net investment income .......       (0.029)          (0.048)      (0.044)      (0.049)       (0.048)       (0.049)
                                               ----------       ----------   ----------   ----------    ----------    ----------
Net asset value, end of period .............   $     1.00       $     1.00   $     1.00   $     1.00    $     1.00    $     1.00
                                               ==========       ==========   ==========   ==========    ==========    ==========
Total investment return(1) .................         2.94%            4.88%        4.45%        5.05%         4.88%         5.04%
                                               ==========       ==========   ==========   ==========    ==========    ==========

Ratios/Supplemental Data:
Net assets, end of period (000's) ..........   $1,861,445       $1,670,845   $1,354,594   $1,179,575    $1,083,866    $1,137,510
Expenses to average net assets .............         0.57%*           0.59%        0.60%        0.57%         0.62%         0.65%(2)
Net investment income to average net assets          5.76%*           4.81%        4.35%        4.93%         4.78%         4.91%(2)


-------------------
*    Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for period less than one year has not been annualized.

(2)  These ratios include non-incurring acquisition expenses of 0.02%.

PAINEWEBBER RMA TAX-FREE FUND, INC.


FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                                 FOR THE
                                             SIX MONTHS ENDED                       FOR THE YEARS ENDED JUNE 30,
                                             DECEMBER 31, 2000   ---------------------------------------------------------------
                                                 (UNAUDITED)       2000         1999         1998          1997          1996
                                             -----------------  ----------   ----------   ----------    ----------    ----------
Net asset value, beginning of period ........  $     1.00       $     1.00   $     1.00   $     1.00    $     1.00    $     1.00
                                               ----------       ----------   ----------   ----------    ----------    ----------
Net investment income .......................       0.018            0.031        0.026        0.031         0.029         0.030
Dividends from net investment income ........      (0.018)          (0.031)      (0.026)      (0.031)       (0.029)       (0.030)
                                               ----------       ----------   ----------   ----------    ----------    ----------
Net asset value, end of period ..............  $     1.00       $     1.00    $    1.00   $     1.00    $     1.00    $     1.00
                                               ==========       ==========   ==========   ==========    ==========    ==========
Total investment return(1) ..................        1.85%            3.10%        2.67%        3.10%         2.98%         3.09%
                                               ==========       ==========   ==========   ==========    ==========    ==========

Ratios/Supplemental Data:
Net assets, end of period (000's) ...........  $3,150,447       $2,593,878   $2,424,938   $2,271,969    $2,065,920    $2,013,448
Expenses to average net assets ..............        0.58%*           0.60%        0.59%       0.58%         0.61%         0.61%(2)
Net investment income to average net assets .        3.65%*           3.06%        2.63%       3.06%         2.94%         3.02%(2)

-------------------
*    Annualized

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for period less than one year has not been annualized.

(2)  These ratios include non-recurring acquisition expenses of 0.01%.

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                 FOR THE
                                             SIX MONTHS ENDED                       FOR THE YEARS ENDED JUNE 30,
                                             DECEMBER 31, 2000   ---------------------------------------------------------------
                                                 (UNAUDITED)       2000         1999         1998          1997          1996
                                             -----------------  ----------   ----------   ----------    ----------    ----------
Net asset value, beginning of period ........  $     1.00       $     1.00   $     1.00   $     1.00    $     1.00    $     1.00
                                               ----------       ----------   ----------   ----------    ----------    ----------
Net investment income .......................       0.015            0.026        0.023        0.028         0.028         0.029
Dividends from net investment income ........      (0.015)          (0.026)      (0.023)      (0.028)       (0.028)       (0.029)
                                               ----------       ----------   ----------   ----------    ----------    ----------
Net asset value, end of period ..............  $     1.00       $     1.00   $     1.00   $     1.00    $     1.00    $     1.00
                                               ==========       ==========   ==========   ==========    ==========    ==========
Total investment return(1) ..................        1.55%            2.59%        2.31%        2.87%         2.87%         2.89%
                                               ==========       ==========   ==========   ==========    ==========    ==========

Ratios/Supplemental Data:
Net assets, end of period (000's) ...........  $  771,390       $  626,424   $  575,296   $  566,957    $  492,915    $  473,726
Expenses to average net assets ..............        0.67%*           0.65%        0.67%        0.65%         0.62%         0.70%(2)
Net investment income to average net assets .        3.05%*           2.56%        2.28%        2.83%         2.83%         2.82%(2)

-------------------
*    Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for period less than one year has not been annualized.

(2)  These ratios include non-recurring acquisition expenses of 0.03%.

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                 FOR THE
                                             SIX MONTHS ENDED                       FOR THE YEARS ENDED JUNE 30,
                                             DECEMBER 31, 2000   ---------------------------------------------------------------
                                                 (UNAUDITED)       2000         1999         1998          1997          1996
                                             -----------------  ----------   ----------   ----------    ----------    ----------
Net asset value, beginning of period ........  $     1.00       $     1.00   $     1.00   $     1.00    $     1.00    $     1.00
                                               ----------       ----------   ----------   ----------    ----------    ----------
Net investment income .......................       0.017            0.029        0.025        0.029         0.028         0.029
Dividends from net investment income ........      (0.017)          (0.029)      (0.025)      (0.029)       (0.028)       (0.029)
                                               ----------       ----------   ----------   ----------    ----------    ----------
Net asset value, end of period ..............  $     1.00       $     1.00   $     1.00   $     1.00    $     1.00    $     1.00
                                               ==========       ==========   ==========   ==========    ==========    ==========
Total investment return(1) ..................        1.73%            2.93%        2.50%        2.97%         2.85%         2.91%
                                               ==========       ==========   ==========   ==========    ==========    ==========

Ratios/Supplemental Data:
Net assets, end of period (000's) ...........  $  524,807       $  437,253   $  372,880   $  339,391    $  274,338    $  255,177
Expenses to average net assets before
waiver from adviser .........................        0.69%*           0.67%        0.65%        0.65%         0.77%         0.74%(2)
Expenses to average net assets after
waiver from adviser .........................        0.69%*           0.67%        0.65%        0.65%         0.67%         0.72%(2)
Net investment income to average net
assets before waiver from adviser ...........        3.41%*           2.90%        2.46%        2.92%         2.71%         2.80%(2)
Net investment income to average net
assets after waiver from adviser ............        3.41%*           2.90%        2.46%        2.92%         2.81%         2.82%(2)

-------------------
*    Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for period less than one year has not been annualized.

(2)  These ratios include non-recurring acquisition expenses of 0.04%.

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                    FOR THE
                                               SIX MONTHS ENDED                   FOR THE YEARS ENDED JUNE 30,
                                               DECEMBER 31, 2000   ------------------------------------------------------------
                                                  (UNAUDITED)          2000            1999            1998            1997
                                               -----------------   ------------    ------------    ------------    ------------
Net asset value, beginning of period ........     $       1.00     $       1.00    $       1.00    $       1.00    $       1.00
                                                  ------------     ------------    ------------    ------------    ------------
Net investment income .......................            0.016            0.027           0.022           0.026           0.026
Dividends from net investment income ........           (0.016)          (0.027)         (0.022)         (0.026)         (0.026)
                                                  ------------     ------------    ------------    ------------    ------------
Net asset value, end of period ..............     $       1.00     $       1.00    $       1.00    $       1.00    $       1.00
                                                  ============     ============    ============    ============    ============
Total investment return(1) ..................             1.64%            2.72%           2.21%           2.67%           2.65%
                                                  ============     ============    ============    ============    ============

Ratios/Supplemental Data:
Net assets, end of period (000's) ...........     $    108,446     $     93,276    $     69,972    $     48,279    $     52,324
Expenses to average net assets ..............             0.77%*           0.78%           0.89%           0.85%           0.81%
Net investment income to average net assets .             3.23%*           2.69%           2.18%           2.64%           2.63%

                                                 FOR THE EIGHT       FOR THE
                                                  MONTHS ENDED      YEAR ENDED
                                                    JUNE 30,       OCTOBER 31,
                                                 -------------     ------------
                                                      1996            1995(2)
                                                  ------------     ------------
Net asset value, beginning of period ........     $       1.00     $       1.00
                                                  ------------     ------------
Net investment income .......................            0.017            0.027
Dividends from net investment income ........           (0.017)          (0.027)
                                                  ------------     ------------
Net asset value, end of period ..............     $       1.00     $       1.00
                                                  ============     ============
Total investment return(1) ..................             1.71%            2.75%
                                                  ============     ============

Ratios/Supplemental Data:
Net assets, end of period (000's) ...........     $     42,233     $     36,206
Expenses to average net assets ..............             0.95%*           0.93%
Net investment income to average net assets .             2.56%*           2.73%


-------------------
*    Annualized

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for period of less than one year has not been annualized.


(2) Investment advisory functions for the Fund were transferred from Kidder, Peabody Asset Management, Inc. to PaineWebber on January 30, 1995.

--------------------------------------------------------------------------------

DIRECTORS/TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer
Brian M. Storms

PRINCIPAL OFFICERS

Brian M. Storms
PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR
PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019-6114



SUB-ADVISER AND SUB-ADMINISTRATOR
Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019-6114







THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUNDS WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

SEMIANNUAL REPORT


RMA MONEY MARKET
PORTFOLIO

RMA U.S. GOVERNMENT
PORTFOLIO

RMA TAX-FREE FUND,
INC.

RMA CALIFORNIA
MUNICIPAL MONEY FUND

RMA NEW YORK
MUNICIPAL MONEY FUND

RMA NEW JERSEY
MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

DECEMBER 31, 2000


PAINEWEBBER-Registered Trademark-
-C-2001 PaineWebber Incorporated
     All rights reserved


PAINEWEBBER-Registered Trademark-